UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09121
                             JNL VARIABLE FUND LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005


Item 1. Report to Shareholders.


Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust, JNL Variable Fund LLC and JNLNY Variable Fund I LLC for the six-month period ending June 30, 2005.

The Dow Jones, S&P 500 and NASDAQ all experienced a downturn during the first half of the year after being up in the 2004 calendar year.

Equity market indicators for the six-month period ending June 30, 2005, showed the Dow Jones down -3.65%; the S&P 500 down -0.81%; the EAFE Index (a proxy for international stock markets) down -1.17%, and the NASDAQ down -5.12%. Value oriented stocks with slightly positive returns in the first six months, led by mid-cap value stocks, outpaced growth stocks during the first half of the year. In addition, the energy sector continued to perform well, benefiting from higher oil prices.

Fixed income market indicators for the six-month period ending June 30, 2005, showed the Lehman Brothers Aggregate Bond Index up 2.51% and the Lehman Brothers High Yield Bond Index up 1.11%.

The U.S. domestic economy seems to be doing moderately well with inflation and gross domestic product growth at reasonable rates. Payrolls employment and corporate profits have continued their upward trend. Stock prices have generally followed earnings. Although market returns are somewhat flat, there is a general feeling that stock valuations will move upward with positive earnings growth. In late June, the Federal Reserve Board raised the federal funds rate for the ninth consecutive time in just over a year to 3.25%. The Federal Reserve Board meets again on August 9, 2005, and we may see another rate increase in an effort to moderate growth. The housing market continues to perform well with mortgage rates staying relatively low. Through any market environment, we recommend that our investors maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategy. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds affords you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.


Respectfully,

/s/ Robert A. Fritts

Robert A. Fritts
President & Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC
JNLNY Variable Fund I LLC

JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2005
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JNL/Mellon Capital Management 25 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               28.8%
     Consumer, Non-cyclical                                   27.1%
     Basic Materials                                          18.0%
     Consumer, Cyclical                                       8.1%
     Communications                                           7.8%
     Energy                                                   5.5%
     Technology                                               3.9%
     Money Market Investment                                  0.8%
                                                              100.0%

Common Stocks - 100.2%
Aerospace & Defense - 5.2%
     Goodrich Corp.                                           602                            $24,651

Chemicals - 7.0%
     Kronos Worldwide Inc.                                    483                            14,577
     PPG Industries Inc.                                      289                            18,120
                                                                                             32,697
Commercial Services - 3.8%
     Quebecor World Inc.                                      912                            17,935

Electrical Components & Equipment - 7.3%
     Emerson Electric Co.                                     279                            17,488
     Hubbell Inc. - Class B                                   376                            16,572
                                                                                             34,060
Environmental Control - 4.0%
     Waste Management Inc.                                    656                            18,600

Food - 11.6%
     Fresh Del Monte Produce Inc.                             665                            17,899
     General Mills Inc.                                       395                            18,505
     Kraft Foods Inc. (l)                                     552                            17,548
                                                                                             53,952
Forest Products & Paper - 7.0%
     International Paper Co. (l)                              468                            14,128
     Weyerhaeuser Co.                                         293                            18,626
                                                                                             32,754
Hand & Machine Tools - 3.9%
     Stanley Works                                            401                            18,255

Home Furnishings - 4.3%
     Whirlpool Corp.                                          284                            19,903

Household Products - 7.7%
     Avery Dennison Corp.                                     328                            17,351
     Kimberly-Clark Corp.                                     299                            18,711
                                                                                             36,062
Manufacturing - 4.8%
     SPX Corp.                                                491                            22,565

Media - 3.5%
     Dow Jones & Co. Inc. (l)                                 454                            16,110

Mining - 4.1%
     Freeport-McMoRan Copper & Gold Inc. (l)                  515                            19,264

Office & Business Equipment - 4.0%
     Pitney Bowes Inc.                                        425                            18,516

Oil & Gas Producers - 5.6%
     ConocoPhillips                                           453                            26,039

Packaging & Containers - 3.8%
     Packaging Corp.                                          835                            17,569

Pharmaceuticals - 4.1%
     Eli Lilly & Co.                                          346                            19,302

Telecommunications - 4.5%
     Alltel Corp. (l)                                         335                            20,838

Toys & Hobbies - 4.0%
     Mattel Inc.                                              1,008                          18,447

     Total Common Stocks (cost $474,058)                                                     467,519

Short Term Investments - 15.4%
Money Market Funds - 0.8%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         3,854                          3,854

Securities Lending Collateral - 14.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   68,075                         68,075

     Total Short Term Investments (cost $71,929)                                             71,929

Total Investments - 115.6% (cost $545,987)                                                   539,448
Other Assets and Liabilities, Net -  (15.6%)                                                 (72,842)
Total Net Assets - 100%                                                                      $466,606

JNL/Mellon Capital Management Communications Sector Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Communications                                           97.8%
     Diversified                                              2.2%
                                                              100.0%

Common Stocks - 101.3%
Holding Companies - Diversified - 3.7%
     Leucadia National Inc.                                   9                              $333
     Telephone & Data Special Systems (b)                     6                              218
                                                                                             551
Telecommunications - 86.1%
     Alltel Corp. (l)                                         12                             763
     AT&T Corp.                                               39                             750
     BellSouth Corp.                                          47                             1,238
     CenturyTel Inc. (l)                                      13                             450
     Cincinnati Bell Inc. (b)                                 27                             117
     Citizens Communications Co.                              35                             468
     IDT Corp. (b)                                            2                              27
     IDT Corp. - Class B (b)                                  5                              72
     Level 3 Communications Inc. (b) (l)                      64                             131
     MCI Inc.                                                 24                             625
     NTL Inc. (b)                                             7                              508
     Qwest Communications International Inc. (b) (l)          141                            524
     SBC Communications Inc.                                  109                            2,579
     Sprint Corp.                                             30                             754
     Telephone & Data Systems Inc.                            6                              232
     Verizon Communications                                   108                            3,721
                                                                                             12,959
Wireless Telecommunications - 11.5%
     Alamosa Holdings Inc. (b)                                11                             147
     Nextel Communications Inc. (b)                           23                             733
     Nextel Partners Inc. (b) (l)                             1                              19
     NII Holdings Inc. - Class B (b)                          6                              401
     US Cellular Corp. (b)                                    2                              96
     Western Wireless Corp. - Class A (b)                     8                              337
                                                                                             1,733

     Total Common Stocks (cost $14,893)                                                      15,243

Short Term Investments - 13.6%
Securities Lending Collateral - 13.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,051                          2,051

     Total Short Term Investments (cost $2,051)                                              2,051

Total Investments - 114.9% (cost $16,944)                                                    17,294
Other Assets and Liabilities, Net -  (14.9%)                                                 (2,241)
Total Net Assets - 100%                                                                      $15,053

JNL/Mellon Capital Management Consumer Brands Sector Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       54.7%
     Communications                                           32.2%
     Consumer, Non-cyclical                                   11.7%
     Technology                                               0.8%
     Money Market Investment                                  0.5%
     Industrial                                               0.1%
                                                              100.0%

Common Stocks - 99.5%
Advertising - 1.7%
     Advo Inc.                                                -                              $9
     Catalina Marketing Corp.                                 -                              11
     Getty Images Inc. (b)                                    -                              33
     Harte-hanks Inc.                                         1                              15
     Interpublic Group of Cos. Inc. (b)                       4                              49
     Lamar Advertising Co. (b)                                1                              35
     Omnicom Group Inc.                                       2                              139
     R.H. Donnelly Inc. (b)                                   -                              19
     Valuevision Media Inc. (b)                               -                              3
                                                                                             313
Airlines - 1.0%
     Airtran Holdings Inc. (b) (l)                            1                              7
     Alaska Air Group Inc. (b)                                -                              7
     AMR Corp.                                                1                              17
     Continental Airlines Inc. - Class B (b) (l)              1                              8
     Delta Air Lines Inc. (b) (l)                             1                              5
     JetBlue Airways Corp. (b) (l)                            1                              18
     Northwest Airlines Corp. (b) (l)                         1                              4
     Skywest Inc.                                             1                              11
     Southwest Airlines Co.                                   7                              94
                                                                                             171
Commercial Services - 5.2%
     Adesa Inc.                                               1                              19
     Apollo Group Inc. - Class A (b)                          1                              113
     Aramark Corp.                                            1                              28
     Arbitron Inc.                                            -                              12
     Career Education Corp. (b)                               1                              36
     Cendant Corp.                                            10                             224
     Chemed Corp.                                             -                              9
     Corinthian Colleges Inc. (b) (l)                         1                              11
     Devry Inc.                                               1                              11
     Education Management Corp. (b)                           1                              22
     H&R Block Inc.                                           1                              85
     Interactive Data Corp. (b)                               -                              6
     ITT Educational Services Inc. (b)                        -                              24
     Laureate Education Inc. (b)                              -                              20
     McKesson Corp.                                           3                              119
     Prepaid Legal Services Inc. (l)                          -                              6
     Rent-A-Center Inc. (b)                                   1                              17
     Service Corp. International (b)                          3                              24
     Servicemaster Co.                                        3                              38
     Sotheby's Holdings Inc. - Class A (b)                    -                              5
     Stewart Enterprises Inc. - Class A (b)                   1                              7
     Strayer Education Inc.                                   -                              12
     Valassis Communications Inc. (b)                         -                              18
                                                                                             866
Computers - 0.1%
     Factset Research Systems Inc.                            -                              12

Distribution & Wholesale - 0.5%
     CDW Corp.                                                1                              36
     Fastenal Co. (l)                                         1                              42
                                                                                             78
Entertainment - 1.3%
     Alliance Gaming Corp. (b)                                -                              6
     Argosy Gaming Co. (b)                                    -                              12
     Dreamworks Animation SKG Inc. (b)                        -                              11
     GTECH Holdings Corp.                                     1                              33
     International Game Technology                            3                              92
     International Speedway Corp. - Class A                   -                              15
     Penn National Gaming Inc. (b)                            1                              21
     Pinnacle Entertainment Inc. (b)                          -                              8
     Scientific Games Corp. - Class B (b)                     1                              17
     Six Flags Inc. (b)                                       1                              3
                                                                                             218
Food - 3.9%
     Albertson's Inc. (l)                                     3                              63
     Kroger Co. (b)                                           7                              132
     Performance Food Group Co. (b)                           -                              14
     Safeway Inc. (b)                                         4                              96
     Supervalu Inc.                                           1                              42
     Sysco Corp.                                              6                              220
     Whole Foods Market Inc.                                  1                              74
     Wild Oats Markets Inc. (b)                               -                              2
                                                                                             643
Household Products - 0.1%
     American Greetings Corp. (l)                             1                              16

Internet - 3.4%
     Amazon.Com Inc. (b) (l)                                  3                              94
     CNET Networks Inc. (b) (l)                               1                              15
     DoubleClick Inc. (b)                                     1                              10
     Ebay Inc. (b)                                            9                              313
     IAC/InterActiveCorp. (b) (l)                             5                              115
     Netflex Inc. (b) (l)                                     -                              4
     Priceline.com Inc. (b)                                   -                              6
                                                                                             557
Leisure Time - 1.8%
     Bally Total Fitness Holding Corp. (b)                    -                              1
     Carnival Corp.                                           4                              223
     Multimedia Games Inc. (b) (l)                            -                              3
     Royal Caribbean Cruises Ltd. (l)                         1                              45
     Sabre Holdings Corp.                                     1                              26
     WMS Industries Inc. (b)                                  -                              6
                                                                                             304
Lodging - 3.8%
     Aztar Corp. (b)                                          -                              11
     Boyd Gaming Corp.                                        -                              22
     Gaylord Entertainment Co. (b)                            -                              17
     Harrah's Entertainment Inc.                              2                              125
     Hilton Hotels Corp.                                      3                              82
     La Quinta Corp. (b)                                      2                              18
     Marriott International Inc. - Class A                    2                              119
     MGM Mirage Inc. (b)                                      1                              47
     Starwood Hotels & Resorts Worldwide Inc.                 2                              120
     Station Casinos Inc. (l)                                 -                              31
     Wynn Resorts Ltd. (b)                                    1                              31
                                                                                             623
Manufacturing - 0.1%
     Matthews International Corp. - Class A                   -                              12

Media - 26.1%
     A H Belo Corp.                                           1                              23
     Cablevision Systems Corp. - Class A (b)                  2                              57
     Charter Communications Inc. - Class A (b) (l)            2                              3
     Clear Channel Communications Inc.                        5                              149
     Comcast Corp. - Special Class A (b)                      8                              240
     Comcast Corp. - Class A (b)                              12                             369
     Cox Radio Inc. - Class A (b)                             -                              6
     Cumulus Media Inc. - Class B (b)                         1                              6
     Dex Media Inc.                                           1                              25
     DirecTV Holdings LLC (b)                                 9                              134
     Dow Jones & Co. Inc.                                     -                              15
     EchoStar Communications Corp.                            2                              62
     Emmis Communications - Class A (b)                       -                              5
     Entercom Communications Corp. (b)                        -                              15
     EW Scripps Co.                                           1                              38
     Gannett Co.                                              2                              172
     Gemstar-TV Guide International Inc. (b)                  2                              8
     Hearst-Argyle Television Inc.                            -                              7
     Hollinger International Inc.                             -                              5
     Insight Communications Co. Inc. (b)                      -                              5
     John Wiley & Sons Inc.                                   -                              15
     Knight-Ridder Inc. (b) (l)                               1                              44
     Lee Enterprises Inc.                                     -                              15
     Liberty Media Corp. (b)                                  25                             251
     McClatchy Co. - Class A                                  -                              13
     McGraw-Hill Cos. Inc.                                    4                              157
     Media General Inc.                                       -                              14
     Meredith Corp.                                           -                              18
     New York Times Co. - Class A (l)                         1                              43
     News Corp. Inc. (b) (l)                                  24                             393
     Radio One Inc. (b) (l)                                   1                              7
     Reader's Digest Association - Class A                    1                              13
     Scholastic Corp. (b)                                     -                              10
     Sinclair Broadcast Group - Class A                       -                              4
     Sirius Satellite Radio (b) (l)                           11                             74
     Time Warner Inc. (b)                                     42                             703
     Tribune Co.                                              2                              71
     Univision Communications Inc. - Class A (b) (l)          2                              67
     Viacom Inc. - Class A                                    -                              12
     Viacom Inc. - Class B                                    13                             425
     Walt Disney Co.                                          20                             492
     Washington Post Co.                                      -                              48
     Westwood One Inc. (b)                                    1                              14
     XM Satellite Radio Holdings - Class A (b) (l)            2                              68
     Young Broadcasting Inc. (b)                              -                              -
                                                                                             4,315
Pharmaceuticals - 2.5%
     Accredo Health Inc. (b)                                  -                              20
     AmerisourceBergen Corp.                                  1                              69
     Andrx Group (b)                                          1                              15
     Cardinal Bergen Health Inc.                              4                              238
     Omnicare Inc.                                            1                              43
     Priority Healthcare Corp. - Class B (b)                  -                              9
     VCA Antech Inc. (b)                                      1                              19
                                                                                             413
Retail - 46.4%
     99 Cents Only Stores (b) (l)                             -                              6
     Abercrombie & Fitch Co. Class A                          1                              57
     Advance Auto Parts (b)                                   1                              46
     Aeropostale Inc. (b)                                     1                              18
     American Eagle Outfitters Inc.                           1                              35
     AnnTaylor Stores Corp.                                   1                              16
     Applebee's International Inc.                            1                              21
     Autonation Inc. (b)                                      2                              38
     Autozone Inc. (b)                                        1                              57
     Barnes & Noble Inc. (b)                                  1                              20
     Bed Bath & Beyond Inc. (b)                               3                              120
     Best Buy Co. Inc.                                        3                              175
     Big Lots Inc. (b)                                        1                              14
     BJ's Wholesale Club Inc. (b)                             1                              21
     Blockbuster Inc. - Class A (b)                           1                              9
     Bob Evans Farms Inc.                                     -                              7
     Borders Group Inc.                                       1                              18
     Brinker International Inc. (b)                           1                              34
     Carmax Inc. (b)                                          1                              27
     Casey's General Stores Inc.                              -                              10
     Cato Corp. - Class A                                     -                              6
     CBRL Group Inc.                                          -                              17
     CEC Entertainment Inc. (b)                               -                              15
     Charming Shoppes (b)                                     1                              10
     Cheesecake Factory Inc. (b)                              1                              26
     Chico's FAS Inc. (b) (l)                                 2                              59
     Children's Place Retail Stores Inc. (b)                  -                              6
     Christopher & Banks Corp.                                -                              7
     Circuit City Stores Inc.                                 2                              32
     Claire's Stores Inc.                                     1                              18
     Copart Inc. (b)                                          1                              16
     Cost Plus Inc. (b)                                       -                              5
     Costco Wholesale Corp.                                   4                              197
     CVS Corp.                                                8                              224
     Darden Restaurants Inc.                                  1                              46
     Dillard's Inc. - Class A                                 1                              15
     Dollar General Corp.                                     3                              58
     Dollar Tree Stores Inc. (b)                              1                              25
     Dress Barn Inc. (b)                                      -                              5
     Family Dollar Stores Inc.                                2                              40
     Federated Department Stores Inc.                         2                              120
     Foot Locker Inc.                                         1                              41
     Fred's Inc.                                              -                              5
     GameStop Corp. (b)                                       -                              8
     Gap Inc. (l)                                             6                              120
     Genesco Inc. (b)                                         -                              8
     Guitar Center Inc. (b)                                   -                              15
     Home Depot Inc.                                          21                             814
     HOT Topic Inc. (b) (l)                                   -                              9
     IHOP Corp.                                               -                              9
     J.C. Penney Co. Inc.                                     2                              118
     Jack In The Box Inc. (b)                                 -                              13
     Kohl's Corp. (b)                                         3                              161
     Krispy Kreme Doughnuts Inc. (b) (l)                      1                              4
     Limited Brands Inc.                                      3                              70
     Linens `N Things Inc. (b)                                -                              10
     Lone Star Steakhouse & Saloon Inc.                       -                              5
     Longs Drug Stores Corp.                                  -                              12
     Lowe's Cos. Inc.                                         7                              389
     May Department Stores Co.                                3                              111
     McDonald's Corp.                                         12                             333
     Men's Wearhouse Inc. (b)                                 -                              16
     Michaels Stores Inc.                                     1                              54
     Neiman-Marcus Group Inc. - Class A                       -                              28
     Nordstrom Inc.                                           1                              77
     Office Depot Inc.                                        3                              68
     OfficeMax Inc.                                           1                              18
     O'Reilly Automotive Inc. (b)                             1                              31
     Outback Steakhouse Inc.                                  1                              32
     Pacific Sunwear of California Inc. (b)                   1                              16
     Panera Bread Co. - Class A (b)                           -                              18
     Papa John's International Inc. (b)                       -                              5
     Payless Shoesource Inc. (b)                              1                              12
     PEP Boys-Manny Moe & Jack                                1                              8
     Petco Animal Supplies Inc. (b)                           -                              11
     Petsmart Inc.                                            1                              41
     PF Chang's China Bistro Inc. (b) (l)                     -                              14
     Pier 1 Imports Inc.                                      1                              11
     RadioShack Corp.                                         2                              35
     Regis Corp.                                              -                              17
     Rite Aid Corp. (b)                                       4                              17
     Ross Stores Inc.                                         1                              41
     Ruby Tuesday Inc.                                        1                              15
     Ryan's Restaurant Group (b)                              -                              5
     Saks Inc. (b)                                            1                              23
     Sears Holdings Corp. (b)                                 1                              142
     Shopko Stores Inc.                                       -                              6
     Sonic Corp. (b)                                          1                              17
     Sports Authority Inc. (b)                                -                              6
     Staples Inc.                                             7                              151
     Starbucks Corp. (b)                                      4                              197
     Stein Mart Inc. (b)                                      -                              5
     Talbots Inc.                                             -                              8
     Target Corp.                                             8                              416
     Tiffany & Co.                                            1                              46
     TJX Cos. Inc.                                            5                              111
     Toys "R" Us Inc. (b)                                     2                              51
     Tractor Supply Co. (b)                                   -                              16
     Triarc Cos Inc. (l)                                      -                              4
     Tuesday Morning Corp. (b)                                -                              9
     Urban Outfitters Inc. (b)                                1                              32
     Walgreen Co.                                             10                             448
     Wal-Mart Stores Inc.                                     25                             1,202
     Wendy's International Inc.                               1                              51
     Williams-Sonoma Inc. (b)                                 1                              36
     Yum! Brands Inc.                                         3                              145
     Zale Corp. (b)                                           1                              16
                                                                                             7,679
Software - 0.7%
     Avid Technology Inc. (b)                                 -                              17
     Dun & Bradstreet Corp. (b)                               1                              40
     NAVTEQ Corp. (b)                                         1                              32
     Pixar Inc. (b)                                           1                              27
                                                                                             116
Telecommunications - 0.3%
     Telewest Global Inc.                                     2                              54

Telecommunications Equipment - 0.6%
     Liberty Global Inc. Class A                              2                              96
     Total Common Stocks (cost $15,919)                                                      16,486

Short Term Investments - 5.4%
Money Market Funds - 0.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         73                             73

Securities Lending Collateral - 4.9%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   815                            815
     Total Short Term Investments (cost $888)                                                888

Total Investments - 104.9% (cost $16,807)                                                    17,374
Other Assets and Liabilities, Net -  (4.9%)                                                  (813)
Total Net Assets - 100%                                                                      $16,561

JNL/Mellon Capital Management Financial Sector Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                98.6%
     Consumer, Non-cyclical                                   0.7%
     Basic Materials                                          0.4%
     Technology                                               0.2%
     Communications                                           0.1%
                                                              100.0%

Common Stocks - 100.3%
Banks - 29.7%
     Amcore Financial Inc.                                    -                              $9
     Amegy Bancorp. Inc. (b)                                  1                              28
     AmSouth Bancorp.                                         5                              121
     Associated Bancorp.                                      2                              54
     Bancorpsouth Inc.                                        1                              31
     Bank of America Corp.                                    33                             1,525
     Bank of Hawaii Corp.                                     1                              36
     Bank of New York Co. Inc.                                10                             279
     BB&T Corp.                                               7                              274
     Cathay General Bancorp.                                  1                              20
     Chittenden Corp.                                         1                              19
     Citizens Banking Corp.                                   1                              25
     City National Corp.                                      1                              44
     Colonial Bancgroup Inc.                                  2                              36
     Comerica Inc.                                            2                              129
     Commerce Bancorp Inc. (l)                                2                              63
     Commerce Bancshares Inc.                                 1                              47
     Compass Bancshares Inc.                                  2                              72
     Cullen/Frost Bankers Inc.                                1                              31
     East West Bancorp Inc.                                   1                              30
     Fifth Third Bancorp. (l)                                 6                              243
     First Bancorp.                                           1                              21
     First Horizon National Corp. (l)                         2                              69
     First Midwest Bancorp Inc.                               1                              23
     FirstMerit Corp.                                         1                              25
     FNB Corp. (l)                                            1                              28
     Fremont General Corp.                                    1                              35
     Fulton Financial Corp.                                   2                              39
     Greater Bay Bancorp.                                     1                              19
     Hibernia Corp. - Class A                                 2                              69
     Hudson United Bancorp                                    1                              22
     Huntington Bancshares Inc.                               3                              70
     Investors Financial Services Corp. (l)                   1                              31
     KeyCorp.                                                 5                              176
     M&T Bank Corp.                                           1                              116
     Marshall & Ilsley Corp.                                  2                              109
     Mellon Financial Corp.                                   6                              160
     Mercantile Bankshares Corp.                              1                              55
     National City Corp.                                      7                              240
     North Fork Bancorp. Inc. (l)                             6                              161
     Northern Trust Corp.                                     2                              113
     Old National Bancorp.                                    1                              32
     Pacific Capital Bancorp.                                 1                              26
     Park National Corp.                                      -                              26
     PNC Financial Services Group Inc.                        4                              202
     Popular Inc.                                             3                              81
     Provident Bankshares Corp.                               1                              26
     Regions Financial Corp. (l)                              6                              203
     Republic Bancorp.                                        1                              14
     Sky Financial Group Inc.                                 1                              38
     South Financial Group                                    1                              27
     State Street Corp.                                       4                              202
     Sterling Bancshares Inc.                                 1                              9
     Suntrust Bank Inc.                                       4                              321
     Susquehanna Bancshares Inc.                              1                              18
     SVB Financial Group (b)                                  -                              24
     Synovus Financial Corp.                                  3                              96
     TCF Financial Corp.                                      2                              46
     TD Banknorth Inc. (b)                                    1                              37
     Texas Regional Bancshares Inc.                           1                              20
     Trustco Bank Corp.                                       2                              23
     Trustmark Corp.                                          1                              23
     UCBH Holdings Inc.                                       1                              20
     UnionBanCal Corp.                                        1                              49
     United Bankshares Inc.                                   1                              20
     US Bancorp.                                              23                             661
     Valley National Bancorp.                                 1                              30
     W Holding Co. Inc.                                       2                              19
     Wachovia Corp.                                           19                             940
     Webster Financial Corp.                                  1                              32
     Wells Fargo & Co.                                        20                             1,240
     Westamerica Bancorp.                                     1                              28
     Whitney Holding Corp.                                    1                              28
     Wilmington Trust Corp.                                   1                              32
     Zions Bancorp.                                           1                              87
                                                                                             9,377
Commercial Services - 0.7%
     Equifax Inc.                                             2                              65
     Moody's Corp.                                            3                              147
                                                                                             212
Diversified Financial Services - 31.2%
     Affiliated Managers Group Inc. (b)                       -                              28
     AG Edwards Inc.                                          1                              45
     American Express Co.                                     13                             703
     AmeriCredit Corp. (b) (l)                                2                              49
     Ameritrade Holding Corp. (b)                             4                              66
     Bear Stearns Cos. Inc.                                   1                              140
     Capital  One Financial Corp.                             3                              250
     CapitalSource Inc. (b)                                   1                              23
     Charles Schwab Corp.                                     15                             166
     Chicago Mercantile Exchange Holdings Inc.                -                              106
     CIT Group Inc.                                           3                              118
     Citigroup Inc.                                           33                             1,538
     Countrywide Financial Corp.                              7                              271
     Doral Financial Corp.                                    1                              21
     E*trade Group Inc. (b)                                   5                              69
     Eaton Vance Corp.                                        2                              43
     Fannie Mae                                               12                             680
     Federated Investors Inc. - Class B                       1                              39
     First Marblehead Corp. (b)                               -                              17
     Franklin Resources Inc.                                  2                              137
     Freddie Mac                                              8                              544
     Friedman Billings Ramsey Group Inc. (l)                  2                              25
     Goldman Sachs Group Inc.                                 5                              512
     IndyMac Bancorp Inc.                                     1                              33
     Investment Technology Group Inc. (b)                     1                              12
     Janus Capital Group Inc.                                 3                              46
     Jefferies Group Inc.                                     1                              38
     JPMorgan Chase & Co.                                     42                             1,494
     Knight Capital Group Inc. (b)                            2                              15
     Labranche & Co. Inc. (b) (l)                             1                              6
     Legg Mason Inc.                                          1                              144
     Lehman Brothers Holdings Inc.                            3                              336
     MBNA Corp.                                               14                             367
     Merrill Lynch & Co. Inc.                                 10                             564
     Morgan Stanley                                           12                             627
     Piper Jaffray Cos. (b)                                   -                              8
     Providian Financial Corp. (b)                            4                              65
     Raymond James Financial Inc.                             1                              24
     SLM Corp.                                                5                              268
     SWS Group Inc.                                           -                              5
     TRowe Price Group Inc.                                   2                              104
     Waddell & Reed Financial Inc. - Class A                  1                              22
     WP Stewart & Co. Ltd.                                    -                              8
                                                                                             9,776
Forest Products & Paper - 0.4%
     Plum Creek Timber Co. Inc.                               2                              88
     Rayonier Inc. (l)                                        1                              35
                                                                                             123
Insurance - 23.1%
     ACE Ltd.                                                 4                              168
     Aflac Inc.                                               6                              272
     Allmerica Financial Corp. (b)                            1                              33
     Allstate Corp.                                           8                              492
     AMBAC Financial Group Inc.                               1                              98
     American Financial Group Inc.                            1                              19
     American International Group Inc.                        27                             1,565
     American National Insurance Co.                          -                              26
     AmerUs Group Co.                                         1                              26
     AON Corp.                                                3                              85
     Arthur J. Gallagher & Co.                                1                              31
     Assurant Inc.                                            2                              55
     Axis Capital Holdings Ltd.                               2                              47
     Brown & Brown Inc. (l)                                   1                              40
     Chubb Corp.                                              2                              203
     Cincinnati Financial Corp.                               2                              85
     CNA Financial Corp. (b)                                  -                              13
     Commerce Group Inc.                                      -                              31
     Conseco Inc. (b)                                         2                              40
     Delphi Financial Group Inc.                              1                              23
     Endurance Specialty Holdings                             1                              35
     Erie Indemnity Co. - Class A                             -                              25
     Everest Re Group Ltd.                                    1                              69
     Fidelity National Financial Inc.                         2                              75
     First American Corp.                                     1                              40
     Genworth Financial Inc. - Class A                        3                              88
     Hartford Financial Services Group Inc.                   4                              272
     HCC Insurance Holdings Inc.                              1                              42
     Hilb Rogal & Hobbs Co. (l)                               -                              16
     Horace Mann Educators Corp.                              1                              11
     IPC Holdings Ltd.                                        1                              20
     Jefferson-Pilot Corp.                                    2                              91
     Lincoln National Corp.                                   2                              107
     Loews Corp.                                              2                              123
     Markel Corp. (b)                                         -                              38
     Marsh & McLennan Cos. Inc.                               6                              175
     MBIA Inc.                                                2                              110
     Mercury General Corp.                                    -                              25
     MetLife Inc.                                             5                              232
     MGIC Investment Corp.                                    1                              86
     Montpelier Re Holdings Ltd.                              1                              27
     Nationwide Financial Services Inc. - Class A             1                              31
     Ohio Casualty Corp.                                      1                              22
     Old Republic International Corp.                         2                              58
     PartnerRe Ltd.                                           1                              47
     Philadelphia Consolidated Holding Co.                    -                              21
     Phoenix Cos. Inc. (l)                                    1                              15
     Platinum Underwriters Holdings Ltd.                      1                              25
     PMI Group Inc.                                           1                              51
     Presidential Life                                        -                              7
     Principal Financial Group (l)                            4                              159
     Progressive Corp.                                        2                              215
     Protective Life Corp.                                    1                              33
     Prudential Financial Inc.                                6                              413
     Radian Group Inc.                                        1                              58
     Reinsurance Group of America                             -                              19
     Renaissancere Holdings Ltd.                              1                              47
     Safeco Corp.                                             2                              88
     Selective Insurance Group                                1                              32
     St. Paul Travelers Cos. Inc.                             8                              324
     Stancorp Financial Group                                 -                              27
     Torchmark Corp.                                          1                              77
     Transatlantic Holdings Inc.                              -                              19
     Unitrin Inc.                                             1                              29
     UnumProvident Corp. (l)                                  4                              72
     White Mountains Insurance Group Ltd.                     -                              61
     Willis Group Holdings Ltd.                               2                              50
     WR Berkley Corp.                                         1                              52
     XL Capital Ltd.  - Class A                               2                              131
                                                                                             7,245
Internet - 0.1%
     Net B@nk Inc.                                            2                              16

Real Estate - 11.1%
     Alexandria Real Estate Equites Inc.                      -                              18
     AMB Property Corp.                                       1                              49
     American Financial Realty Trust                          2                              37
     Annaly Mortgage Management Inc. (l)                      2                              29
     Apartment Investment & Management Co.                    1                              52
     Archstone-Smith Trust                                    3                              100
     Arden Realty Inc.                                        1                              33
     Avalonbay Communities Inc.                               1                              77
     Boston Properties Inc.                                   1                              98
     Brandywine Realty Trust                                  1                              28
     BRE Properties Inc. - Class A                            1                              30
     Camden Property Trust                                    1                              38
     Capital Automotive Reit                                  1                              24
     Carramerica Realty Corp.                                 1                              28
     Catellus Development Corp.                               1                              37
     CB Richard Ellis Group Inc. (b)                          -                              20
     CBL & Associates Properties Inc.                         1                              31
     Centerpoint Properties Trust                             1                              28
     Colonial Properties Trust                                1                              24
     Cousins Properties Inc.                                  1                              18
     Crescent Real Estate Equities Co.                        1                              24
     CRT Properties Inc.                                      -                              11
     Developers Divers Realty Corp.                           1                              63
     Duke Realty Corp.                                        2                              57
     Equity Inns Inc.                                         1                              18
     Equity Lifestyle Properties Inc.                         -                              11
     Equity Office Properties Trust                           5                              175
     Equity Residential Properties Trust                      4                              136
     Essex Property Trust Inc.                                -                              31
     Federal Realty Investors Trust                           1                              40
     Felcor Suite Hotels Inc. (b)                             1                              9
     First Industrial Realty Trust                            1                              23
     Forest City Enterprises - Class A (b)                    -                              10
     Gables Residential Trust                                 1                              27
     General Growth Properties                                3                              117
     Glenborough Realty Trust Inc.                            -                              10
     Health Care Property Investors Inc.                      2                              48
     Health Care Reit Inc.                                    1                              27
     Healthcare Realty Trust Inc.                             1                              25
     Highwoods Properties Inc.                                1                              20
     Home Properties Inc.                                     -                              19
     Hospitality Properties Trust                             1                              34
     Host Marriott Corp.                                      4                              74
     HRPT Properties Trust                                    3                              33
     IMPAC Mortgage Holdings Inc.                             1                              18
     iStar Financial Inc.                                     1                              61
     Jones Lang Lasalle Inc. (b)                              -                              8
     Kilroy Realty Corp.                                      1                              30
     Kimco Realty Corp.                                       1                              73
     Liberty Property Trust                                   1                              50
     Macerich Co.                                             1                              50
     Mack-Cali Realty Corp.                                   1                              36
     MeriStar Hospitality Corp. (b)                           2                              18
     Mills Corp.                                              1                              43
     Nationwide Health Properties Inc.                        1                              22
     New Century Financial Corp.                              1                              48
     New Plan Excel Realty Trust                              1                              36
     Novastar Financial Inc. (l)                              -                              16
     Pan Pacific Retail Properties Inc.                       1                              36
     Penn Real Estate Investment Trust                        1                              36
     Post Properties Inc.                                     1                              19
     Prentiss Properties Trust                                1                              25
     Prologis                                                 2                              95
     Public Storage Inc.                                      1                              74
     Realty Income Corp.                                      1                              33
     Reckson Associate Realty Corp.                           1                              37
     Redwood Trust Inc. (l)                                   -                              17
     Regency Centers Corp.                                    1                              47
     Saxon Capital Inc.                                       1                              15
     Shurgard Storage Centers - Class A                       1                              28
     Simon Property Group Inc.                                3                              204
     Sl Green Realty Corp. (l)                                1                              35
     St. Joe Co.                                              1                              76
     Taubman Centeres Inc.                                    1                              20
     Thornburg Mortgage Inc. (l)                              1                              36
     Trizec Properties Inc.                                   2                              36
     United Dominion Realty Trust Inc.                        2                              44
     Ventas Inc.                                              1                              35
     Vornado Realty Trust                                     2                              120
     Washington Real Estate Investment Trust                  1                              15
     Weingarten Realty Investors                              1                              37
                                                                                             3,470
Savings & Loans - 3.8%
     Anchor Bancorp. Wisconsin Inc.                           -                              9
     Astoria Financial Corp.                                  1                              38
     Commercial Capital Bancorp Inc.                          1                              13
     Commercial Federal Corp.                                 1                              29
     Dime Community Bancshares                                -                              7
     Downey Financial Corp.                                   -                              20
     First Niagara Financial Group Inc.                       2                              24
     FirstFed Financial Corp. (b)                             -                              14
     Golden West Financial Corp.                              4                              246
     Harbor Florida Bancshares                                -                              11
     Hudson City Bancorp Inc.                                 3                              31
     Independence Community Bank Corp.                        1                              37
     MAF Bancorp Inc.                                         -                              20
     New York Community Bancorp Inc. (l)                      3                              55
     OceanFirst Financial Corp.                               -                              4
     People's Bank                                            1                              34
     PFF Bancorp Inc.                                         -                              10
     Provident Financial Services                             1                              18
     Sovereign Bancorp Inc.                                   5                              110
     Washington Federal Inc.                                  1                              27
     Washington Mutual Inc.                                   11                             430
                                                                                             1,187
Software - 0.2%
     Moneygram International Inc.                             1                              21
     Safeguard Scientifics Inc. (b)                           3                              4
     SEI Investments Co.                                      1                              33
                                                                                             58

     Total Common Stocks (cost $29,532)                                                      31,460

Short Term Investments - 3.1%
Securities Lending Collateral - 3.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   979                            979

     Total Short Term Investments (cost $979)                                                979

Total Investments - 103.4% (cost $30,511)                                                    32,439
Other Assets and Liabilities, Net -  (3.4%)                                                  (1,065)
Total Net Assets - 100%                                                                      $31,374

JNL/Mellon Capital Management Global 15 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                24.9%
     Industrial                                               20.9%
     Consumer, Non-cyclical                                   12.9%
     Communications                                           12.9%
     Utilities                                                7.5%
     Energy                                                   7.2%
     Diversified                                              6.7%
     Consumer, Cyclical                                       6.6%
      Money Market Investment                                 0.4%
                                                              100.0%

Common Stocks - 99.9%
Auto Parts & Equipment - 6.7%
     GKN Plc                                                  7,162                          $33,120

Banks - 6.5%
     BOC Hong Kong Holdings Ltd.                              17,021                         32,088

Diversified Financial Services - 5.9%
     JPMorgan Chase & Co.                                     834                            29,443

Electric - 7.5%
     Scottish Power Plc                                       4,200                          37,381

Holding Companies - Diversified - 6.7%
     Citic Pacific Ltd.                                       11,437                         33,363

Insurance - 6.6%
     Royal & Sun Alliance Insurance Group Plc                 21,855                         32,809

Manufacturing - 6.2%
     General Electric Corp.                                   891                            30,862

Oil & Gas Producers - 7.2%
     CNOOC Ltd.                                               60,542                         35,869

Pharmaceuticals - 13.0%
     Merck & Co. Inc.                                         1,012                          31,160
     Pfizer Inc.                                              1,209                          33,350
                                                                                             64,510
Real Estate - 6.2%
     Hang Lung Properties Ltd.                                21,064                         30,878

Telecommunications - 13.0%
     BT Group Plc                                             8,344                          34,397
     SBC Communications Inc.                                  1,262                          29,971
                                                                                             64,368
Transportation - 14.4%
     MTR Corp.                                                20,303                         39,050
     Peninsular & Oriental Steam                              5,693                          32,376
                                                                                             71,426

     Total Common Stocks (cost $459,752)                                                     496,117

Short Term Investments - 0.4%
Money Market Funds - 0.4%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         2,085                          2,085

     Total Short Term Investments (cost $2,085)                                              2,085

Total Investments - 100.3% (cost $461,837)                                                   498,202
Other Assets and Liabilities, Net -  (0.3%)                                                  (1,296)
Total Net Assets - 100%                                                                      $496,906


JNL/Mellon Capital Management Healthcare Sector Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   93.1%
     Money Market Investment                                  4.7%
     Industrial                                               1.3%
     Financial                                                0.8%
     Consumer, Cyclical                                       0.1%
                                                              100.0%

Common Stocks - 98.8%
Agriculture - 0.1%
     Delta & Pine Land Co.                                    1                              $33

Biotechnology - 11.3%
     Affymetrix Inc. (b) (l)                                  2                              118
     Alexion Pharmaceuticals Inc. (b)                         1                              24
     Amgen Inc. (b)                                           47                             2,832
     Applera Corp. - Celera Genomics Group (b)                3                              32
     Biogen Idec Inc. (b)                                     12                             431
     Bio-Rad Laboratories Inc. Class  A (b)                   1                              34
     Cell Genesys Inc. (b) (l)                                1                              8
     Charles River Laboratories International Inc. (b)        2                              107
     Chiron Corp.                                             4                              138
     Clegene Corp. (b)                                        6                              248
     CuraGen Corp. (b) (l)                                    1                              6
     Enzo Biochem Inc. (b)                                    1                              20
     Enzon Pharmaceuticals Inc. (b)                           1                              9
     Genentech Inc. (b)                                       17                             1,370
     Genzyme Corp.                                            9                              555
     Human Genome Sciences Inc. (b)                           5                              56
     ICOS Corp. (b) (l)                                       2                              45
     Incyte Corp. (b)                                         3                              21
     Intermune Inc. (b)                                       1                              14
     Invitrogen Corp. (b)                                     2                              159
     Lexicon Genetics Inc. (b)                                1                              7
     Maxygen Inc. (b)                                         1                              6
     Medimmune Inc. (b)                                       9                              245
     Millennium Pharmaceuticals Inc. (b)                      11                             103
     Millipore Corp.                                          2                              104
     Myriad Genetics Inc. (b)                                 1                              16
     Nektar Therapeutics (b)                                  3                              55
     Protein Design Labs Inc. (b) (l)                         4                              78
     Regeneron Pharmaceuticals (b)                            1                              12
     Savient Pharmaceuticals Inc. (b)                         2                              11
     Telik Inc. (b)                                           2                              30
     Transkaryotic Therapies Inc. (b)                         1                              33
     Vertex Pharmaceuticals Inc. (b)                          3                              59
                                                                                             6,986
Commercial Services - 0.2%
     Albany Molecular Research Inc. (b)                       1                              8
     Parexel International Corp. (b)                          1                              20
     Pharmaceutical Product Development Inc. (b)              2                              86
                                                                                             114
Distribution & Wholesale - 0.1%
     Owens & Minor Inc.                                       1                              46

Electronics - 1.3%
     Applied Biosystems Group - Applera Corp.                 7                              147
     Fisher Scientific International Inc. (b)                 4                              276
     Molecular Devices Corp. (b)                              1                              15
     Thermo Electron Corp. (b)                                6                              156
     Varian Inc. (b)                                          1                              50
     Waters Corp. (b)                                         4                              160
                                                                                             804
Healthcare - 43.7%
     Advanced Medical Optics Inc. (b) (l)                     2                              96
     Aetna Inc.                                               11                             897
     Alcon Inc.                                               3                              319
     American Healthways Inc. (b)                             1                              52
     American Medical Systems Holdings Inc. (b)               2                              47
     AMERIGROUP Corp. (b)                                     2                              71
     Apria Healthcare Group Inc.                              2                              61
     Arthrocare Corp. (b)                                     1                              31
     Bausch & Lomb Inc.                                       2                              159
     Baxter International Inc.                                23                             848
     Beckman Coulter Inc.                                     2                              148
     Becton Dickinson & Co.                                   9                              460
     Beverly Enterprises Inc. (b) (l)                         4                              46
     Biomet Inc.                                              9                              299
     Biosite Inc. (b)                                         1                              34
     Boston Scientific Corp. (b)                              22                             597
     Centene Corp. (b)                                        2                              52
     Community Health Systems Inc. (b)                        3                              121
     Cooper Cos. Inc.                                         2                              97
     Covance Inc.                                             2                              102
     Coventry Health Care Inc. (b)                            4                              277
     CR Bard Inc.                                             4                              259
     Cyberonics Inc. (b)                                      1                              33
     Cytyc Corp. (b)                                          4                              93
     Dade Behring Holdings Inc. (b)                           2                              103
     Datascope Corp.                                          -                              16
     DaVita Inc. (b)                                          4                              166
     Dentsply International Inc.                              3                              142
     Diagnostic Products Corp.                                1                              40
     Edwards Lifesciences Corp. (b)                           2                              92
     Gen-Probe Inc. (b)                                       2                              64
     Guidant Corp.                                            12                             803
     Haemonetics Corp. (b)                                    1                              38
     HCA Inc.                                                 15                             867
     Health Management Associates Inc. (l)                    8                              221
     Health Net Inc. (b)                                      4                              159
     Henry Schein Inc.                                        3                              131
     Hillenbrand Industries Inc.                              2                              107
     Humana Inc.                                              6                              233
     Idexx Laboratories Inc. (b)                              1                              75
     Immucor Inc. (b)                                         2                              45
     Inamed Corp. (b)                                         1                              90
     Intuitive Surgical Inc. (b)                              1                              56
     Invacare Corp.                                           1                              51
     Johnson & Johnson                                        109                            7,108
     Kinetic Concepts Inc. (b)                                2                              111
     Laboratory Corp. (b)                                     5                              247
     LifePoint Hospitals Inc. (b)                             2                              96
     Lincare Holdings Inc. (b)                                4                              149
     Manor Care Inc.                                          3                              127
     Medtronic Inc.                                           45                             2,306
     Mentor Corp.                                             1                              55
     OCA Inc. (b) (l)                                         1                              3
     Odyssey Healthcare Inc. (b)                              1                              17
     Pacificare Health Systems Inc. (b)                       3                              232
     Patterson Cos. Inc. (b) (l)                              4                              194
     Pediatrix Medical Group Inc. (b)                         1                              63
     PolyMedica Corp.                                         1                              35
     PSS World Medical Inc. (b)                               2                              29
     Quest Diagnostics Inc.                                   6                              311
     Renal Care Group Inc. (b)                                3                              116
     Resmed Inc. (b)                                          1                              84
     Respironics Inc. (b)                                     3                              105
     Sierra Health Services Inc.                              1                              66
     St. Jude Medical Inc. (b)                                13                             574
     Steris Corp. (b)                                         3                              66
     Stryker Corp.                                            10                             491
     Sunrise Senior Living Inc. (b)                           1                              37
     Sybron Dental Specialties Inc. (b)                       1                              55
     Techne Corp. (b)                                         1                              60
     Tenet Healthcare Corp. (b) (l)                           17                             212
     Triad Hospitals Inc.                                     3                              161
     United Surgical Partners International Inc. (b)          1                              47
     UnitedHealth Group Inc.                                  47                             2,430
     Universal Health Services Inc.                           2                              123
     Varian Medical Systems Inc. (b)                          5                              188
     Ventana Medical Systems Inc. (b)                         1                              49
     Viasys Healthcare Inc. (b)                               1                              23
     WellChoice Inc. (b)                                      1                              85
     WellPoint Inc. (b)                                       23                             1,574
     Zimmer Holdings Inc. (b)                                 9                              692
                                                                                             27,019
Insurance - 0.8%
     Cigna Corp.                                              5                              520

Internet - 0.0%
     Eresearch Technology Inc. (b) (l)                        2                              20

Pharmaceuticals - 41.3%
     Abbott Laboratories                                      57                             2,814
     Abgenix Inc. (b)                                         3                              25
     Alkermes Inc. (b)                                        3                              44
     Allergan Inc.                                            5                              412
     Alpharma Inc. Class A                                    2                              23
     American Pharmaceutical (b)                              1                              60
     Amylin Pharmaceuticals Inc. (b) (l)                      4                              74
     Barr Laboratories Inc.                                   3                              161
     Bristol-Myers Squibb Co.                                 72                             1,800
     Caremark Rx Inc. (b)                                     17                             750
     Cell Therapeutics Inc. (b) (l)                           2                              5
     Cephalon Inc. (b)                                        2                              84
     Cubist Pharmaceuticals Inc. (b)                          2                              26
     CV Therapeutics Inc. (b)                                 1                              30
     Eli Lilly & Co.                                          36                             1,984
     Endo Pharmaceuticals Holdings Inc. (b)                   3                              66
     Express Scripts Inc. (b)                                 5                              233
     Forest Laboratories Inc. (b)                             13                             503
     Gilead Sciences Inc.                                     16                             700
     Hospira Inc. (b)                                         6                              222
     ImClone Systems Inc. (b)                                 2                              74
     Impax Laboratories Inc. (b)                              2                              27
     IVAX Corp. (b)                                           8                              177
     King Pharmaceuticals Inc. (b)                            9                              91
     Ligand Pharmaceuticals - Class B (b)                     3                              20
     Medarex Inc. (b)                                         4                              37
     Medco Health Solutions Inc. (b)                          10                             546
     Medicines Co. (b)                                        2                              39
     Medics Pharmaceutical Corp. (l)                          2                              64
     Merck & Co. Inc.                                         82                             2,516
     MGI Pharma Inc. (b)                                      3                              58
     Mylan Laboratories Inc.                                  9                              173
     Nabi Biopharmaceuticals (b)                              2                              31
     Neurocrine Biosciences Inc. (b)                          1                              56
     Noven Pharmaceuticals Inc. (b)                           1                              14
     NPS Pharmaceuticals Inc. (b)                             1                              14
     Onyx Pharmaceuticals Inc. (b)                            1                              28
     OSI Pharmaceuticals Inc. (b)                             2                              70
     Par Pharmaceuticals Cos. Inc. (b)                        1                              42
     Perrigo Co.                                              3                              47
     Pfizer Inc.                                              277                            7,652
     Schering-plough Corp.                                    54                             1,036
     Sepracor Inc.                                            4                              234
     Taro Pharmaceutical Industries Ltd. (b)                  1                              25
     Trimeris Inc. (b)                                        1                              5
     United Therapeutics Corp. (b)                            1                              39
     Valeant Pharmaceutical International (l)                 3                              58
     Vicuron Pharmaceuticals Inc. (b)                         2                              61
     Watson Pharmaceuticals Inc. (b)                          4                              119
     Wyeth Co.                                                49                             2,189
                                                                                             25,558

     Total Common Stocks (cost $58,694)                                                      61,100

Short Term Investments - 6.5%
Money Market Funds - 4.9%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         3,038                          3,038

Securities Lending Collateral - 1.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   976                            976

     Total Short Term Investments (cost $4,014)                                              4,014

Total Investments - 105.3% (cost $62,708)                                                    65,114
Other Assets and Liabilities, Net -  (5.3%)                                                  (3,304)
Total Net Assets - 100%                                                                      $61,810

JNL/Mellon Capital Management JNL 5 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   28.9%
     Industrial                                               17.4%
     Consumer, Cyclical                                       11.2%
     Energy                                                   11.0%
     Communications                                           10.0%
     Financial                                                9.5%
     Basic Materials                                          5.0%
     Money Market Investment                                  2.1%
     Technology                                               2.0%
     Utilities                                                1.5%
     Diversified                                              1.4%
                                                              100.0%

Common Stocks - 98.6%
Aerospace & Defense - 1.0%
     Goodrich Corp.                                           125                            $5,134

Agriculture - 1.9%
     Archer-Daniels-Midland Co.                               458                            9,797

Auto Manufacturers - 1.7%
     General Motors Corp. (l)                                 255                            8,677

Auto Parts & Equipment - 1.3%
     GKN Plc                                                  1,500                          6,937

Banks - 1.3%
     BOC Hong Kong Holdings Ltd.                              3,541                          6,675

Building Materials - 1.0%
     NCI Building Systems Inc.                                55                             1,812
     Texas Industries Inc.                                    60                             3,354
                                                                                             5,166
Chemicals - 3.0%
     E.I. du Pont de Nemours & Co.                            208                            8,966
     Kronos Worldwide Inc.                                    101                            3,036
     PPG Industries Inc.                                      60                             3,747
                                                                                             15,749
Commercial Services - 0.7%
     Quebecor World Inc.                                      190                            3,738

Computers - 0.2%
     SI International Inc. (b)                                30                             903

Diversified Financial Services - 5.3%
     Accredited Home Lenders Holding Co. (b)                  58                             2,568
     Citigroup Inc.                                           212                            9,813
     JPMorgan Chase & Co.                                     437                            15,422
                                                                                             27,803
Electric - 1.5%
     Scottish Power Plc                                       880                            7,829

Electrical Components & Equipment - 1.9%
     Emerson Electric Co.                                     58                             3,663
     Hubbell Inc. - Class B (l)                               78                             3,431
     Intermagnetics General Corp. (b)                         77                             2,371
     Ultralife Batteries Inc. (b)                             40                             639
                                                                                             10,104
Electronics - 0.6%
     II-VI Inc. (b)                                           80                             1,468
     Paxar Corp. (b)                                          108                            1,916
                                                                                             3,384
Environmental Control - 1.1%
     Aleris International Inc. (b)                            79                             1,792
     Waste Management Inc.                                    137                            3,874
                                                                                             5,666
Food - 3.2%
     Fresh Del Monte Produce Inc. (l)                         137                            3,699
     General Mills Inc.                                       82                             3,857
     Kraft Foods Inc. (l)                                     115                            3,656
     Sanderson Farms Inc.                                     54                             2,470
     United Natural Foods Inc. (b)                            110                            3,335
                                                                                             17,017
Forest Products & Paper - 1.3%
     International Paper Co.                                  97                             2,928
     Weyerhaeuser Co.                                         61                             3,851
                                                                                             6,779
Hand & Machine Tools - 0.7%
     Stanley Works (l)                                        83                             3,779

Healthcare - 9.3%
     Aetna Inc.                                               164                            13,581
     LCA-Vision Inc.                                          55                             2,672
     Psychiatric Solutions Inc. (b)                           55                             2,686
     TLC Vision Corp. (b)                                     186                            1,521
     UnitedHealth Group Inc.                                  232                            12,112
     Ventana Medical Systems Inc. (b)                         96                             3,846
     WellPoint Inc. (b)                                       178                            12,388
                                                                                             48,806
Holding Companies - Diversified - 1.3%
     Citic Pacific Ltd.                                       2,379                          6,940

Home Builders - 1.1%
     Meritage Homes Corp. (b)                                 71                             5,624

Home Furnishings - 0.8%
     Whirlpool Corp. (l)                                      59                             4,145

Household Products - 2.2%
     Avery Dennison Corp.                                     68                             3,616
     Jarden Corp. (b) (l)                                     78                             4,183
     Kimberly-Clark Corp.                                     62                             3,893
                                                                                             11,692
Insurance - 1.3%
     Royal & Sun Alliance Insurance Group Plc                 4,578                          6,872

Internet - 0.6%
     Websense Inc. (b)                                        64                             3,071

Leisure Time - 0.5%
     Nautilus Group Inc.                                      91                             2,581

Manufacturing - 4.0%
     General Electric Corp.                                   467                            16,171
     SPX Corp.                                                102                            4,700
                                                                                             20,871
Media - 0.6%
     Dow Jones & Co. Inc. (l)                                 95                             3,373

Metal Fabrication & Hardware - 0.7%
     Commercial Metals Co.                                    162                            3,857

Mining - 0.8%
     Freeport-McMoRan Copper & Gold Inc. (l)                  107                            4,007

Office & Business Equipment - 0.7%
     Pitney Bowes Inc.                                        88                             3,850

Oil & Gas Producers - 7.3%
     Atwood Oceanics Inc. (b)                                 42                             2,562
     CNOOC Ltd.                                               12,593                         7,461
     ConocoPhillips                                           94                             5,421
     Harvest Natural Resources Inc. (b) (l)                   99                             1,079
     Petroleum Development Corp. (b)                          45                             1,448
     Swift Energy Co. (b)                                     77                             2,766
     Valero Energy Corp.                                      225                            17,811
                                                                                             38,548
Oil & Gas Services - 3.8%
     Halliburton Co.                                          261                            12,457
     Maverick Tube Corp. (b)                                  117                            3,475
     Superior Energy Services Inc. (b)                        211                            3,753
                                                                                             19,685
Packaging & Containers - 1.0%
     Grief Inc.                                               30                             1,822
     Packaging Corp. of America                               173                            3,638
                                                                                             5,460
Pharmaceuticals - 9.7%
     Caremark Rx Inc. (b)                                     259                            11,544
     Eli Lilly & Co.                                          72                             4,019
     Mannatech Inc. (l)                                       73                             1,383
     Merck & Co. Inc.                                         530                            16,325
     Pfizer Inc.                                              633                            17,471
                                                                                             50,742
Real Estate - 1.7%
     Hang Lung Properties Ltd.                                4,381                          6,422
     Lasalle Hotel Properties                                 77                             2,525
                                                                                             8,947
Retail - 4.6%
     Charming Shoppes (b)                                     325                            3,035
     Guitar Center Inc. (b) (l)                               70                             4,070
     J.C. Penney Co. Inc.                                     247                            12,983
     Jack In The Box Inc. (b)                                 100                            3,791
                                                                                             23,879
Software - 1.1%
     Ansys Inc. (b)                                           86                             3,037
     Verint Systems Inc. (b)                                  86                             2,763
                                                                                             5,800
Telecommunications - 8.8%
     Alltel Corp. (l)                                         70                             4,343
     BT Group Plc                                             1,748                          7,205
     SBC Communications Inc.                                  661                            15,698
     Sprint Corp. (l)                                         411                            10,323
     Verizon Communications                                   252                            8,722
                                                                                             46,291
Tobacco - 2.1%
     Altria Group Inc.                                        167                            10,824

Toys & Hobbies - 1.4%
     Jakks Pacific Inc. (b)                                   72                             1,383
     Mattel Inc.                                              210                            3,843
     Rc2 Corp. (b)                                            56                             2,085
                                                                                             7,311
Transportation - 5.5%
     EGL Inc. (b)                                             124                            2,521
     Forward Air Corp.                                        89                             2,511
     MTR Corp.                                                4,223                          8,123
     Norfolk Southern Corp.                                   283                            8,747
     Peninsular & Oriental Steam                              1,192                          6,781
                                                                                             28,683

     Total Common Stocks (cost $506,144)                                                     516,996

Short Term Investments - 9.0%
Money Market Funds - 2.1%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         11,103                         11,103

Securities Lending Collateral - 6.9%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   36,274                         36,274

     Total Short Term Investments (cost $47,377)                                             47,377

Total Investments - 107.6% (cost $553,521)                                                   564,373
Other Assets and Liabilities, Net -  (7.6%)                                                  (39,632)
Total Net Assets - 100%                                                                      $524,741

JNL/Mellon Capital Management Nasdaq 15 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Technology                                               36.4%
     Communications                                           36.0%
     Consumer, Cyclical                                       21.5%
     Money Market Investment                                  3.1%
     Industrial                                               1.6%
     Consumer, Non-cyclical                                   1.4%
                                                              100.0%

Common Stocks - 99.7%
Auto Manufacturers - 4.2%
     Paccar Inc.                                              13                             $918

Computers - 2.2%
     Cognizant Tech Solutions Corp.                           10                             482

Electronics - 1.7%
     Garmin Ltd. (l)                                          8                              360

Healthcare - 1.5%
     Lincare Holdings Inc. (b) (l)                            8                              317

Internet - 4.9%
     Symantec Corp.                                           49                             1,069

Retail - 17.8%
     Sears Holdings Corp. (b)                                 7                              1,032
     Staples Inc.                                             58                             1,236
     Starbucks Corp. (b)                                      31                             1,594
                                                                                             3,862
Software - 35.2%
     Adobe Systems Inc. (l)                                   37                             1,054
     Autodesk Inc.                                            18                             613
     Citrix Systems Inc. (b)                                  13                             282
     Oracle Corp. (b)                                         396                            5,231
     Pixar Inc. (b) (l)                                       9                              444
                                                                                             7,624
Wireless Telecommunications - 32.2%
     Nextel Communications Inc. (b)                           86                             2,785
     Qualcomm Inc.                                            127                            4,190
                                                                                             6,975

     Total Common Stocks (cost $22,085)                                                      21,607

Short Term Investments - 14.1%
Money Market Funds - 3.1%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         666                            666

Securities Lending Collateral - 11.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,393                          2,393

     Total Short Term Investments (cost $3,059)                                              3,059

Total Investments - 113.8% (cost $25,144)                                                    24,666
Other Assets and Liabilities, Net -  (13.8%)                                                 (2,984)
Total Net Assets - 100%                                                                      $21,682

JNL/Mellon Capital Management Oil & Gas Sector Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Energy                                                   99.4%
     Utilities                                                0.3%
     Industrial                                               0.2%
     Money Market Investment                                  0.1%
                                                              100.0%

Common Stocks - 99.9%
Electric - 0.3%
     OGE Energy Corp.                                         11                             $329

Engineering & Construction - 0.1%
     McDermott International Inc. (b)                         7                              146

Oil & Gas Producers - 81.7%
     Amerada Hess Corp.                                       10                             1,109
     Anadarko Petroleum Corp.                                 29                             2,368
     Apache Corp. (l)                                         41                             2,650
     Atwood Oceanics Inc. (b)                                 1                              91
     Burlington Resources Inc.                                48                             2,673
     Cabot Oil & Gas Corp. - Class A                          6                              204
     Cheniere Energy Inc. (b)                                 6                              177
     Chesapeake Enegy Corp.                                   39                             896
     Chevron Corp.                                            251                            14,052
     Cimarex Energy Co.                                       10                             398
     ConocoPhillips                                           159                            9,131
     Denbury Resources Inc. (b)                               7                              281
     Devon Energy Corp.                                       56                             2,820
     Diamond Offshore Drilling Inc.                           8                              416
     Ensco International Inc.                                 19                             679
     EOG Resources Inc.                                       30                             1,696
     Exxon Mobil Corp.                                        506                            29,061
     Forest Oil Corp. (b)                                     7                              285
     GlobalSantaFe Corp.                                      28                             1,126
     Grey Wolf Inc. (b)                                       23                             169
     Helmerich & Payne Inc.                                   6                              282
     Houston Exploration Co. (b)                              3                              180
     Kerr-McGee Corp. (l)                                     13                             1,007
     Marathon Oil Corp.                                       43                             2,310
     Murphy Oil Corp.                                         22                             1,152
     Nabors Industries Ltd. (b)                               20                             1,201
     Newfield Exploration Co. (b)                             16                             632
     Noble Corp.                                              17                             1,026
     Noble Energy Inc.                                        11                             826
     Occidental Petroleum Corp.                               50                             3,828
     Parker Drilling Co. (b)                                  10                             72
     Patterson-UTI Energy Inc.                                21                             580
     Pioneer Natural Resources Co.                            18                             757
     Plains Exploration & Production Co. (b)                  10                             354
     Pogo Producing Co.                                       7                              388
     Premcor Inc.                                             8                              568
     Pride International Inc. (b)                             20                             518
     Quicksilver Resources Inc. (b) (l)                       5                              296
     Range Resources Corp.                                    10                             279
     Rowan Cos. Inc.                                          13                             400
     Southwestern Energy Co. (b)                              9                              432
     St. Mary Land & Exploration                              7                              210
     Stone Energy Corp. (b)                                   3                              154
     Sunoco Inc.                                              9                              992
     Tesoro Corp. (b)                                         8                              392
     Transocean Inc. (b)                                      40                             2,166
     Unit Corp. (b)                                           5                              204
     Unocal Corp.                                             33                             2,155
     Valero Energy Corp.                                      32                             2,539
     Vintage Petroleum Inc.                                   7                              200
     XTO Energy Inc.                                          43                             1,478
                                                                                             97,860
Oil & Gas Services - 14.6%
     Baker Hughes Inc.                                        42                             2,136
     BJ Services Co.                                          20                             1,066
     Cal Dive International Inc. (b)                          5                              244
     Cooper Cameron Corp. (b)                                 7                              429
     Core Laboratories NV (b)                                 3                              78
     FMC Technologies Inc. (b)                                9                              280
     Global Industries Ltd. (b)                               9                              79
     Grant Prideco Inc. (b)                                   15                             409
     Halliburton Co.                                          63                             3,021
     Hanover Compressor Co. (b) (l)                           8                              87
     Input/Output Inc. (b)                                    7                              42
     Lone Star Technologies Inc. (b)                          3                              157
     Maverick Tube Corp. (b)                                  5                              150
     National Oilwell Varco Inc. (b)                          21                             1,012
     Newpark Resources Inc. (b)                               10                             77
     Oceaneering International Inc. (b)                       3                              113
     Schlumberger Ltd.                                        74                             5,610
     Seacor Holdings Inc. (b)                                 2                              139
     Smith International Inc.                                 13                             855
     Superior Energy Services Inc. (b)                        9                              164
     Tidewater Inc.                                           7                              263
     Veritas DGC Inc. (b)                                     4                              99
     Weatherford International Ltd. (b)                       17                             977
                                                                                             17,487
Pipelines - 3.1%
     Dynegy Inc. - Class A (b)                                33                             162
     EL Paso Corp. (l)                                        77                             888
     Kinder Morgan Inc.                                       12                             1,026
     Western Gas Resources Inc.                               8                              285
     Williams Cos. Inc.                                       70                             1,325
                                                                                             3,686
Transportation - 0.1%
     Offshore Logistics (b)                                   3                              86

     Total Common Stocks (cost $103,376)                                                     119,594

Short Term Investments - 2.5%
Money Market Funds - 0.1%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         143                            143

Securities Lending Collateral - 2.4%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,829                          2,829

     Total Short Term Investments (cost $2,972)                                              2,972

Total Investments - 102.4% (cost $106,348)                                                   122,566
Other Assets and Liabilities, Net -  (2.4%)                                                  (2,856)
Total Net Assets - 100%                                                                      $119,710

JNL/Mellon Capital Management Select Small-Cap Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               24.3%
     Consumer, Cyclical                                       22.8%
     Consumer, Non-cyclical                                   22.3%
     Energy                                                   15.3%
     Technology                                               6.8%
     Financial                                                5.1%
     Communications                                           3.1%
     Money Market Investment                                  0.3%
                                                              100.0%

Common Stocks - 99.8%
Building Materials - 5.4%
     NCI Building Systems Inc. (b)                            241                            $7,916
     Texas Industries Inc.                                    259                            14,568
                                                                                             22,484
Computers - 0.9%
     SI International Inc. (b)                                132                            3,951

Diversified Financial Services - 2.6%
     Accredited Home Lenders Holding Co. (b) (l)              252                            11,101

Electrical Components & Equipment - 3.0%
     Intermagnetics General Corp. (b)                         333                            10,241
     Ultralife Batteries Inc. (b)                             169                            2,736
                                                                                             12,977
Electronics - 3.4%
     II-VI Inc. (b)                                           346                            6,371
     Paxar Corp. (b)                                          472                            8,379
                                                                                             14,750
Environmental Control - 1.8%
     Aleris International Inc. (b)                            349                            7,872

Food - 5.9%
     Sanderson Farms Inc.                                     238                            10,802
     United Natural Foods Inc. (b)                            479                            14,561
                                                                                             25,363
Healthcare - 10.8%
     LCA-Vision Inc.                                          241                            11,674
     Psychiatric Solutions Inc. (b)                           238                            11,600
     TLC Vision Corp. (b)                                     815                            6,674
     Ventana Medical Systems Inc. (b)                         415                            16,695
                                                                                             46,643
Home Builders - 5.7%
     Meritage Homes Corp. (b)                                 307                            24,437

Household Products - 4.2%
     Jarden Corp. (b) (l)                                     337                            18,159

Internet - 3.1%
     Websense Inc. (b)                                        279                            13,410

Leisure Time - 2.6%
     Nautilus Group Inc. (l)                                  391                            11,152

Metal Fabrication & Hardware - 3.9%
     Commercial Metals Co.                                    703                            16,743

Oil & Gas Producers - 7.9%
     Atwood Oceanics Inc. (b)                                 180                            11,063
     Harvest Natural Resources Inc. (b)                       437                            4,778
     Petroleum Development Corp. (b)                          198                            6,306
     Swift Energy Co. (b)                                     335                            12,003
                                                                                             34,150
Oil & Gas Services - 7.3%
     Maverick Tube Corp. (b)                                  509                            15,174

     Superior Energy Services Inc. (b)                        915                            16,292
                                                                                             31,466
Packaging & Containers - 1.8%
     Grief Inc.                                               130                            7,955

Pharmaceuticals - 1.4%
     Mannatech Inc. (l)                                       317                            6,026

Real Estate - 2.6%
     Lasalle Hotel Properties                                 335                            10,980

Retail - 11.0%
     Charming Shoppes (b)                                     1,421                          13,256
     Guitar Center Inc. (b) (l)                               303                            17,660
     Jack In The Box Inc. (b) (l)                             434                            16,460
                                                                                             47,376
Software - 5.9%
     Ansys Inc. (b)                                           373                            13,256
     Verint Systems Inc. (b)                                  375                            12,063
                                                                                             25,319
Toys & Hobbies - 3.5%
     Jakks Pacific Inc. (b)                                   314                            6,026
     Rc2 Corp. (b)                                            243                            9,116
                                                                                             15,142
Transportation - 5.1%
     EGL Inc. (b)                                             545                            11,073
     Forward Air Corp.                                        385                            10,895
                                                                                             21,968

     Total Common Stocks (cost $398,055)                                                     429,424

Short Term Investments - 5.7%
Money Market Funds - 0.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         1,300                          1,300

Securities Lending Collateral - 5.4%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   23,170                         23,170

     Total Short Term Investments (cost $24,470)                                             24,470

Total Investments - 105.5% (cost $422,525)                                                   453,894
Other Assets and Liabilities, Net -  (5.5%)                                                  (23,590)
Total Net Assets - 100%                                                                      $430,304

JNL/Mellon Capital Management Technology Sector Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Technology                                               68.9%
     Communications                                           24.6%
     Money Market Investment                                  5.5%
     Industrial                                               0.6%
     Consumer, Cyclical                                       0.4%
                                                              100.0%

Common Stocks - 98.1%
Chemicals - 0.0%
     Cabot Microelectronics Corp. (b)                         -                              $14

Computers - 25.7%
     Advanced Digital Information Corp. (b)                   1                              10
     Agilysis Inc.                                            1                              10
     Anteon International Corp. (b)                           1                              28
     Apple Computer Inc. (b)                                  16                             586
     Brocade Communications Systems Inc. (b)                  5                              19
     CACI Interantional Inc. - Class A (b)                    1                              35
     Cadence Design Systems Inc. (b) (l)                      5                              71
     Ciber Inc. (b) (l)                                       1                              8
     Cognizant Tech Solutions Corp. (b)                       3                              125
     Computer Sciences Corp.                                  4                              161
     Dell Inc. (b)                                            43                             1,683
     Diebold Inc.                                             1                              61
     DST Systems Inc. (b)                                     1                              60
     Electronic Data Systems Corp.                            10                             192
     Electronics For Imaging Inc.                             1                              21
     EMC Corp. (b)                                            47                             646
     Gateway Inc.                                             4                              15
     Hewlett-Packard Co.                                      57                             1,330
     Hutchinson Technology (b)                                -                              18
     Imation Corp.                                            1                              24
     InFocus Corp. (b)                                        1                              3
     Intergraph Corp. (b)                                     1                              18
     International Business Machines Corp.                    32                             2,402
     Iomega Corp. (b)                                         1                              3
     Jack Henry & Associates Inc.                             1                              25
     Kronos Inc. (b)                                          1                              22
     Lexmark International Inc. (b)                           3                              165
     Maxtor Corp. (b)                                         4                              23
     McData Corp. - Class A (b) (l)                           2                              8
     Mentor Graphics Corp. (b)                                1                              15
     Mercury Computer Systems Inc. (b)                        -                              11
     Micros Systems Inc. (b)                                  1                              31
     M-Systems Flash Disk Pioneers Ltd. (b)                   1                              12
     NCR Corp. (b)                                            4                              129
     Network Appliance Inc. (b)                               7                              202
     PalmOne Inc. (b)                                         1                              23
     Perot Systems Corp. (b)                                  1                              20
     Quantum Corp. (b)                                        3                              10
     Radisys Corp. (b)                                        -                              6
     Reynolds & Reynolds - Class A                            1                              33
     Sandisk Corp. (b)                                        4                              85
     Seagate Technology (b)                                   4                              70
     Silicon Graphics Inc. (b) (l)                            5                              3
     Silicon Storage Technology Inc. (b)                      2                              6
     Storage Technology Corp. (b)                             2                              80
     Sun Microsystems Inc. (b)                                65                             243
     Sungard Data Systems Inc.                                6                              199
     Synopsys Inc.                                            3                              49
     Unisys Corp. (b)                                         6                              42
     Western Digital Corp. (b)                                4                              52
                                                                                             9,093
Distribution & Wholesale - 0.3%
     Ingram Micro Inc.- Class A (b)                           2                              37
     Tech Data Corp.                                          1                              43
     United Stationers Inc. (b)                               1                              31
                                                                                             111
Electrical Components & Equipment - 0.2%
     American Power Conversion Corp. (b)                      4                              88

Electronics - 0.0%
     Cymer Inc. (b)                                           1                              18

Engineering & Construction - 0.0%
     Dycom Industries Inc. (b)                                1                              17

Entertainment - 0.1%
     Macrovision Corp. (b)                                    1                              20

Internet - 7.2%
     Agile Software Corp. (b)                                 1                              7
     Akamai Technologies Inc. (b)                             2                              30
     Ariba Inc. (b)                                           1                              7
     Ask Jeeves Inc. (b) (l)                                  1                              32
     Avocent Corp. (b)                                        1                              23
     Check Point Software Technologies Ltd.                   4                              71
     Digital River Inc. (b)                                   1                              19
     E.piphany Inc. (b)                                       2                              5
     EarthLink Inc. (b)                                       2                              20
     Entrust Inc. (b)                                         1                              5
     F5 Networks Inc. (b)                                     1                              33
     Google Inc. - Class A (b)                                2                              659
     InfoSpace Inc. (b)                                       1                              17
     Internet Security Systems (b)                            1                              14
     Interwoven Inc. (b)                                      1                              5
     Keynote Systems Inc. (b)                                 -                              4
     Macromedia Inc. (b)                                      1                              54
     Matrixone Inc. (b)                                       1                              5
     McAfee Inc. (b)                                          3                              78
     Openwave Systems Inc. (b)                                1                              22
     PC-Tel Inc. (b)                                          -                              4
     Realnetworks Inc. (b)                                    2                              11
     RSA Security Inc. (b)                                    1                              15
     S1 Corp. (b)                                             1                              6
     Sonicwall Inc. (b)                                       1                              6
     Symantec Corp.                                           14                             301
     TIBCO Software Inc. (b)                                  4                              25
     United Online Inc. (b)                                   1                              13
     VeriSign Inc. (b)                                        5                              144
     Verity Inc. (b)                                          1                              7
     Vignette Corp. (b)                                       1                              6
     WatchGuard Technologies Inc. (b)                         1                              2
     Webmethods Inc. (b)                                      1                              6
     Websense Inc. (b)                                        -                              22
     Yahoo! Inc. (b)                                          25                             878
                                                                                             2,556
Machinery - 0.2%
     Presstek Inc. (b)                                        -                              5
     UNOVA Inc. (b)                                           1                              24
     Zebra Technologies Corp. (b)                             1                              60
                                                                                             89
Office & Business Equipment - 1.4%
     IKON Office Solutions Inc.                               2                              20
     Imagistics International Inc. (b)                        -                              9
     Pitney Bowes Inc.                                        5                              197
     Xerox Corp. (b)                                          19                             257
                                                                                             483
Pharmaceuticals - 0.0%
     Accelrys Inc. (b)                                        -                              2

Retail - 0.1%
     Insight Enterprises Inc. (b)                             1                              18

Semiconductors - 22.9%
     Actel Corp. (b)                                          1                              7
     Advanced Micro Devices Inc. (b) (l)                      8                              134
     Agere Systems Inc. (b)                                   3                              41
     Altera Corp. (b)                                         7                              145
     Amkor Technology Inc. (b)                                2                              8
     Analog Devices Inc.                                      7                              272
     Applied Materials Inc. (b)                               33                             526
     Applied Micro Circuits Corp. (b)                         6                              15
     Asyst Technologies Inc. (b)                              1                              4
     Atmel Corp. (b)                                          8                              19
     ATMI Inc. (b)                                            1                              21
     Axcelis Technologies Inc. (b)                            2                              13
     Broadcom Corp. - Class A (b)                             5                              193
     Brooks Automation Inc. (b)                               1                              13
     Cirrus Logic Inc. (b)                                    1                              6
     Cohu Inc.                                                -                              9
     Conexant Systems Inc.                                    9                              15
     Credence Systems Corp. (b)                               2                              16
     Cree Inc. (b) (l)                                        1                              34
     Cypress Semiconductor Corp. (b) (l)                      2                              30
     DSP Group Inc. (b)                                       1                              13
     Emulex Corp. (b) (l)                                     2                              29
     ESS Technology (b)                                       1                              2
     Exar Corp. (b)                                           1                              12
     Fairchild Semiconductor International Inc. (b)           2                              34
     Freescale Semiconductor Inc. (b) (l)                     7                              164
     Helix Technology Corp.                                   -                              6
     Integrated Circuit Systems Inc. (b)                      1                              29
     Integrated Device Technology Inc. (b)                    2                              21
     Intel Corp.                                              123                            3,204
     International Rectifier Corp. (b)                        1                              60
     Intersil Corp.                                           3                              54
     KLA-Tencor Corp. (b)                                     4                              168
     Kopin Corp. (b)                                          1                              7
     Kulicke & Soffa Industries Inc. (b)                      1                              8
     Lam Research Corp. (b)                                   3                              80
     Lattice Semiconductor Corp. (b)                          2                              9
     Linear Technology Corp.                                  6                              220
     LSI Logic Corp. (b)                                      7                              63
     LTX Corp. (b)                                            1                              7
     Marvell Technology Group Ltd. (b)                        4                              146
     Maxim Integrated Products Inc.                           6                              243
     Micrel Inc. (b)                                          1                              15
     Microchip Technology Inc.                                4                              120
     Micron Technology Inc. (b) (l)                           12                             123
     Mindspeed Technologies Inc. (b) (l)                      2                              3
     Mykrolis Corp. (b)                                       1                              12
     National Semiconductor Corp.                             7                              151
     Novellus Systems Inc. (b)                                3                              69
     Nvidia Corp. (b)                                         3                              85
     Omnivision Technologies Inc. (b) (l)                     1                              14
     Photroncis Inc. (b)                                      1                              14
     PMC - Sierra Inc. (b)                                    3                              32
     Power Integrations Inc. (b)                              1                              13
     Qlogic Corp. (b)                                         2                              51
     Rambus Inc.                                              2                              23
     Semtech Corp. (b)                                        1                              22
     Silicon Image Inc. (b)                                   1                              14
     Silicon Laboratories Inc. (b)                            1                              19
     Skyworks Solutions Inc. (b)                              3                              21
     Teradyne Inc. (b)                                        4                              46
     Tessera Technologies Inc. (b)                            1                              27
     Texas Instruments Inc.                                   33                             930
     Transmeta Corp. (b)                                      3                              2
     Triquint Semiconductor Inc. (b)                          3                              9
     Ultratech Inc. (b)                                       -                              8
     Varian Semiconductor Equipment Associates Inc. (b)       1                              25
     Vitesse Semiconductor Corp. (b)                          4                              9
     Xilinx Inc.                                              7                              174
     Zoran Corp. (b)                                          1                              11
                                                                                             8,142
Software - 21.5%
     Actuate Corp. (b)                                        1                              3
     Adobe Systems Inc.                                       10                             273
     Advent Software Inc. (b)                                 -                              8
     Autodesk Inc.                                            5                              156
     BEA Systems Inc. (b)                                     7                              65
     BMC Software Inc. (b)                                    4                              76
     Borland Software Corp. (b)                               1                              10
     Cerner Corp. (b) (l)                                     1                              36
     Citrix Systems Inc. (b)                                  3                              70
     Computer Associates International Inc.                   9                              251
     Compuware Corp. (b)                                      7                              50
     CSG Systems International Inc. (b)                       1                              17
     Dendrite International Inc. (b)                          1                              10
     Fair Isaac Inc.                                          1                              49
     Filenet Corp. (b)                                        1                              18
     Hyperion Solutions Corp. (b)                             1                              30
     IDX Systems Corp. (b)                                    -                              12
     Informatica Corp. (b)                                    2                              14
     Inter-Tel Inc.                                           -                              7
     Intuit Inc. (b)                                          3                              156
     JDA Software Group Inc. (b)                              1                              6
     Keane Inc. (b)                                           1                              14
     Mercury Interactive Corp. (b) (l)                        2                              62
     Micromuse Inc. (b)                                       2                              9
     Microsoft Corp.                                          188                            4,673
     MRO Software Inc. (b)                                    -                              5
     NDCHealth Corp.                                          1                              12
     NetIQ Corp. (b)                                          1                              12
     Novell Inc. (b)                                          8                              47
     Oracle Corp. (b)                                         78                             1,025
     Packeteer Inc. (b)                                       1                              9
     Parametric Technology Corp.                              5                              33
     Quest Software Inc. (b)                                  1                              13
     Red Hat Inc. (b) (l)                                     3                              46
     Serena Software Inc. (b)                                 1                              11
     Siebel Systems Inc. (b)                                  9                              81
     Sybase Inc. (b)                                          2                              32
     Veritas Software Corp. (b)                               8                              200
     Wind River Systems Inc. (b)                              1                              23
                                                                                             7,624
Telecommunications - 0.3%
     Amdocs Ltd. (b)                                          4                              98
     Aspect Communications Inc. (b)                           1                              9
                                                                                             107
Telecommunications Equipment - 11.9%
     3com Corp. (b)                                           8                              28
     Adaptec Inc. (b)                                         2                              8
     ADC Telecommunications Inc. (b)                          2                              48
     Adtran Inc.                                              1                              30
     Andrew Corp. (b)                                         3                              36
     Arris Group Inc. (b)                                     2                              14
     Avaya Inc. (b)                                           9                              71
     C-COR Inc. (b)                                           1                              6
     Ciena Corp. (b)                                          10                             21
     Cisco Systems Inc. (b)                                   128                            2,447
     Comverse Technology Inc. (b) (l)                         4                              85
     Corning Inc. (b)                                         28                             461
     Extreme Networks (b)                                     2                              9
     Finsar Corp. (b)                                         4                              4
     Foundry Networks Inc. (b)                                2                              19
     Harmonic Inc. (b)                                        1                              7
     Harris Corp.                                             3                              82
     JDS Uniphase Corp. (b) (l)                               28                             42
     Juniper Networks Inc. (b)                                11                             268
     Lucent Technologies Inc.  (b)                            84                             245
     MRV Communications Inc. (b) (l)                          2                              4
     Plantronics Inc.                                         1                              34
     Polycom Inc.                                             2                              28
     Scientific-Atlanta Inc.                                  3                              100
     Sonus Networks Inc. (b) (l)                              4                              21
     Sycamore Networks Inc. (b)                               4                              12
     Tekelec (b)                                              1                              20
     Tellabs Inc. (b)                                         8                              71
     Utstarcom Inc. (b) (l)                                   2                              14
                                                                                             4,235
Wireless Telecommunications - 6.3%
     American Tower Corp. (b) (l)                             5                              96
     Audiovox Corp. (b)                                       -                              5
     Crown Castle International Corp.                         4                              87
     Interdigital Communication Corp. (b)                     1                              17
     Motorola Inc.                                            48                             871
     Qualcomm Inc.                                            32                             1,057
     Remec Inc. (b)                                           1                              3
     RF Micro Devices Inc.                                    3                              19
     Spectrasite Inc. (b)                                     1                              61
     Stratex Networks Inc. (b)                                2                              3
     Wireless Facilities Inc. (b)                             1                              4
                                                                                             2,223

     Total Common Stocks (cost $35,732)                                                      34,840

Short Term Investments - 8.5%
Money Market Funds - 5.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         1,762                          1,762
     Dreyfus Government Cash Management, 3.00% (a) (d)        195                            195
                                                                                             1,957
Securities Lending Collateral - 3.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,063                          1,063

     Total Short Term Investments (cost $3,020)                                              3,020

Total Investments - 106.6% (cost $38,752)                                                    37,860
Other Assets and Liabilities, Net -  (6.6%)                                                  (2,359)
Total Net Assets - 100%                                                                      $35,501

JNL/Mellon Capital Management The Dow(SM) 10 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   29.9%
     Financial                                                19.9%
     Communications                                           18.9%
     Industrial                                               10.1%
     Basic Materials                                          9.3%
     Consumer, Cyclical                                       9.0%
     Money Market Investment                                  0.9%
                                                              100.0%



Common Stocks - 99.7%
Auto Manufacturers - 9.1%
     General Motors Corp. (l)                                 1,268                          $43,125

Chemicals - 9.3%
     E.I. du Pont de Nemours & Co.                            1,036                          44,565

Diversified Financial Services - 19.9%
     Citigroup Inc.                                           1,055                          48,769
     JPMorgan Chase & Co.                                     1,302                          46,003
                                                                                             94,772
Manufacturing - 10.1%
     General Electric Corp.                                   1,392                          48,245

Pharmaceuticals - 21.1%
     Merck & Co. Inc.                                         1,581                          48,691
     Pfizer Inc.                                              1,890                          52,123
                                                                                             100,814
Telecommunications - 18.9%
     SBC Communications Inc. (l)                              1,972                          46,826
     Verizon Communications                                   1,255                          43,347
                                                                                             90,173
Tobacco - 11.3%
     Altria Group Inc.                                        832                            53,786

     Total Common Stocks (cost $491,783)                                                     475,480

Short Term Investments - 5.9%
Money Market Funds - 0.9%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         4,256                          4,256

Securities Lending Collateral - 5.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   23,928                         23,928

     Total Short Term Investments (cost $28,184)                                             28,184

Total Investments - 105.6% (cost $519,967)                                                   503,664
Other Assets and Liabilities, Net -  (5.6%)                                                  (26,856)
Total Net Assets - 100%                                                                      $476,808

JNL/Mellon Capital Management The S&P(R) 10 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   48.5%
     Energy                                                   24.8%
     Consumer, Cyclical                                       10.6%
     Communications                                           8.5%
     Industrial                                               7.1%
     Money Market Investment                                  0.5%
                                                              100.0%

Common Stocks - 99.8%
Agriculture - 8.0%
     Archer-Daniels-Midland Co.                               1,950                          $41,684

Healthcare - 31.2%
     Aetna Inc.                                               698                            57,788
     UnitedHealth Group Inc. (l)                              988                            51,532
     WellPoint Inc.                                           757                            52,710
                                                                                             162,030
Oil & Gas Producers - 14.6%
     Valero Energy Corp.                                      958                            75,814

Oil & Gas Services - 10.2%
     Halliburton Co.                                          1,108                          53,006

Pharmaceuticals - 9.5%
     Caremark Rx Inc.                                         1,103                          49,114

Retail - 10.6%
     J.C. Penney Co. Inc. (l)                                 1,051                          55,241

Telecommunications - 8.5%
     Sprint Corp. (l)                                         1,750                          43,920

Transportation - 7.2%
     Norfolk Southern Corp.                                   1,202                          37,210

     Total Common Stocks (cost $438,589)                                                     518,019

Short Term Investments - 6.2%
Money Market Funds - 0.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         2,975                          2,975

Securities Lending Collateral - 5.7%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   29,335                         29,335

     Total Short Term Investments (cost $32,310)                                             32,310

Total Investments - 106.0% (cost $470,899)                                                   550,329
Other Assets and Liabilities, Net -  (6.0%)                                                  (31,363)
Total Net Assets - 100%                                                                      $518,966

JNL/Mellon Capital Management Value Line 25 Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   36.6%
     Technology                                               25.1%
     Utilities                                                10.3%
     Consumer, Cyclical                                       9.3%
     Industrial                                               6.5%
     Basic Materials                                          4.8%
     Energy                                                   3.8%
     Money Market Investment                                  2.8%
     Communications                                           0.8%
                                                              100.0%

Common Stocks - 99.1%
Chemicals - 0.7%
     Georgia Gulf Corp.                                       29                             $913

Computers - 15.5%
     Apple Computer Inc.                                      564                            20,757
     Cognizant Tech Solutions Corp. (b)                       93                             4,398
                                                                                             25,155
Electric - 10.5%
     TXU Corp.                                                204                            16,973

Hand & Machine Tools - 3.1%
     Black & Decker Corp.                                     57                             5,093

Healthcare - 37.3%
     Aetna Inc.                                               207                            17,160
     UnitedHealth Group Inc.                                  831                            43,323
                                                                                             60,483
Home Builders - 2.2%
     NVR Inc. (b) (l)                                         4                              3,561

Home Furnishings - 2.3%
     Harman International Industries Inc.                     47                             3,801

Internet - 0.8%
     Websense Inc. (b)                                        29                             1,369

Iron & Steel - 4.3%
     AK Steel Holding Corp.                                   98                             629
     Carpenter Technology Corp.                               25                             1,293
     Nucor Corp.                                              112                            5,098
                                                                                             7,020
Oil & Gas Producers - 2.7%
     Berry Petroleum Co. - Class A                            31                             1,631
     Southwestern Energy Co. (b)                              58                             2,714
                                                                                             4,345
Oil & Gas Services - 1.2%
     Cal Dive International Inc. (b)                          36                             1,883

Retail - 5.0%
     Aeropostale Inc. (b)                                     50                             1,678
     American Eagle Outfitters Inc.                           103                            3,150
     Urban Outfitters Inc. (b)                                57                             3,218
                                                                                             8,046
Semiconductors - 0.8%
     Cree Inc. (b) (l)                                        52                             1,316

Software - 9.3%
     Adobe Systems Inc.                                       335                            9,584
     Autodesk Inc.                                            161                            5,537
                                                                                             15,121
Transportation - 3.4%
     JB Hunt Transport Services Inc.                          114                            2,203
     OMI Corp. (l)                                            87                             1,656
     Yellow Roadway Corp. (b)                                 34                             1,714
                                                                                             5,573

     Total Common Stocks (cost $153,256)                                                     160,652

Short Term Investments - 6.0%
Money Market Funds - 2.8%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         4,492                          4,492

Securities Lending Collateral - 3.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   5,227                          5,227

     Total Short Term Investments (cost $9,719)                                              9,719

Total Investments - 105.1% (cost $162,975)                                                   170,371
Other Assets and Liabilities, Net -  (5.1%)                                                  (8,222)
Total Net Assets - 100%                                                                      $162,149


JNL/Mellon Capital Management VIP Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   24.4%
     Technology                                               18.0%
     Consumer, Cyclical                                       14.9%
     Financial                                                12.0%
     Energy                                                   10.2%
     Communications                                           7.9%
     Industrial                                               6.7%
     Utilities                                                3.5%
     Money Market Investment                                  1.5%
     Basic Materials                                          0.9%
                                                              100.0%

Common Stocks - 99.7%
Apparel - 0.9%
     Nike Inc. - Class B                                      11                             $946

Auto Manufacturers - 1.7%
     DaimlerChrysler AG                                       23                             949
     Paccar Inc.                                              20                             1,328
                                                                                             2,277
Banks - 6.3%
     ABN AMRO Holding NV                                      42                             1,040
     Barclays Plc                                             99                             990
     Danske Bank A/S                                          36                             1,098
     HBOS Plc                                                 69                             1,059
     HSBC Holdings Plc                                        66                             1,057
     Lloyds TSB Group Plc                                     123                            1,044
     San Paolo-imi SpA                                        78                             1,067
     UniCredito Italiano SpA                                  195                            1,029
                                                                                             8,384
Beverages - 0.9%
     Diageo Plc                                               78                             1,157

Building Materials - 0.9%
     NCI Building Systems Inc. (b)                            12                             399
     Texas Industries Inc.                                    13                             733
                                                                                             1,132
Chemicals - 0.1%
     Georgia Gulf Corp.                                       4                              134

Commercial Services - 1.2%
     Moody's Corp.                                            35                             1,557

Computers - 5.8%
     Affiliated Computer Services - Class A (b) (l)           4                              182
     Apple Computer Inc. (b)                                  86                             3,173
     Cognizant Tech Solutions Corp. (b)                       24                             1,134
     Dell Inc. (b)                                            75                             2,975
     SI International Inc. (b)                                7                              205
                                                                                             7,669
Cosmetics & Personal Care - 4.8%
     Proctor & Gamble Co.                                     121                            6,375

Distribution & Wholesale - 0.1%
     WW Grainger Inc.                                         3                              183

Diversified Financial Services - 2.4%
     Accredited Home Lenders Holding Co. (b)                  13                             567
     SLM Corp. (l)                                            50                             2,558
                                                                                             3,125
Electric - 3.6%
     Enel SpA                                                 114                            992
     National Grid Transco Plc                                117                            1,139
     TXU Corp.                                                31                             2,595
                                                                                             4,726
Electrical Components & Equipment - 0.5%
     Intermagnetics General Corp. (b)                         17                             512
     Ultralife Batteries Inc. (b)                             8                              134
                                                                                             646
Electronics - 0.9%
     Garmin Ltd. (l)                                          8                              343
     II-VI Inc. (b)                                           18                             323
     Paxar Corp. (b)                                          24                             421
     Waters Corp. (b)                                         2                              66
                                                                                             1,153
Environmental Control - 0.3%
     Aleris International Inc. (b)                            18                             395

Food - 1.1%
     Sanderson Farms Inc.                                     12                             540
     United Natural Foods Inc. (b)                            24                             733
     WM Wrigley Jr Co.                                        3                              210
                                                                                             1,483
Hand & Machine Tools - 0.6%
     Black & Decker Corp.                                     9                              778

Healthcare - 11.3%
     Aetna Inc.                                               32                             2,623
     Johnson & Johnson                                        45                             2,937
     Laboratory Corp. (b)                                     2                              101
     LCA-Vision Inc.                                          12                             592
     Lincare Holdings Inc. (b)                                7                              305
     Psychiatric Solutions Inc. (b)                           12                             592
     TLC Vision Corp. (b)                                     41                             336
     UnitedHealth Group Inc.                                  127                            6,624
     Ventana Medical Systems Inc. (b)                         21                             837
                                                                                             14,947
Home Builders - 1.3%
     Meritage Homes Corp. (b)                                 15                             1,230
     NVR Inc. (b) (l)                                         1                              538
                                                                                             1,768
Home Furnishings - 0.4%
     Harman International Industries Inc.                     7                              589

Household Products - 0.7%
     Jarden Corp. (b) (l)                                     17                             909

Insurance - 3.0%
     Aegon NV                                                 82                             1,063
     Aviva Plc                                                93                             1,034
     ING Groep NV                                             37                             1,046
     Safeco Corp.                                             15                             807
                                                                                             3,950
Internet - 1.4%
     Symantec Corp.                                           47                             1,019
     Websense Inc. (b)                                        19                             893
                                                                                             1,912
Iron & Steel - 0.8%
     AK Steel Holding Corp.                                   15                             95
     Carpenter Technology Corp.                               4                              204
     Nucor Corp.                                              17                             779
                                                                                             1,078

Leisure Time - 1.1%
     Harley Davidson Inc.                                     17                             844

     Nautilus Group Inc.                                      20                             569
                                                                                             1,413
Metal Fabrication & Hardware - 0.6%
     Commercial Metals Co.                                    35                             837

Oil & Gas Producers - 8.9%
     Anadarko Petroleum Corp.                                 1                              92
     Atwood Oceanics Inc. (b)                                 9                              565
     Berry Petroleum Co. - Class A                            5                              253
     Burlington Resources Inc.                                2                              99
     ENI SpA                                                  45                             1,152
     Exxon Mobil Corp.                                        118                            6,772
     Harvest Natural Resources Inc. (b)                       22                             244
     Petroleum Development Corp. (b)                          10                             319
     Royal Dutch Petroleum Co. - NYS                          19                             1,271
     Southwestern Energy Co. (b)                              9                              413
     Swift Energy Co. (b)                                     17                             609
                                                                                             11,789
Oil & Gas Services - 1.4%
     Cal Dive International Inc. (b)                          6                              290
     Maverick Tube Corp. (b)                                  26                             764
     Superior Energy Services Inc. (b)                        46                             816
                                                                                             1,870
Packaging & Containers - 0.3%
     Grief Inc.                                               7                              401

Pharmaceuticals - 3.7%
     Mannatech Inc. (l)                                       16                             305
     Pfizer Inc.                                              166                            4,588
                                                                                             4,893
Real Estate - 0.4%
     Lasalle Hotel Properties                                 17                             548

Retail - 9.1%
     Aeropostale Inc. (b)                                     8                              259
     American Eagle Outfitters Inc.                           16                             479
     Charming Shoppes (b)                                     72                             669
     Guitar Center Inc. (b)                                   15                             883
     Home Depot Inc.                                          105                            4,071
     Jack In The Box Inc. (b) (l)                             22                             824
     Sears Holdings Corp. (b)                                 7                              987
     Staples Inc.                                             55                             1,177
     Starbucks Corp. (b)                                      29                             1,518
     TJX Cos. Inc.                                            28                             685
     Urban Outfitters Inc. (b)                                9                              489
                                                                                             12,041
Semiconductors - 3.9%
     Cree Inc. (b) (l)                                        8                              207
     Intel Corp.                                              191                            4,984
                                                                                             5,191
Software - 8.5%
     Adobe Systems Inc.                                       101                            2,882
     Ansys Inc. (b)                                           19                             669
     Autodesk Inc.                                            42                             1,429
     Citrix Systems Inc. (b)                                  13                             272
     Oracle Corp. (b)                                         378                            4,984
     Pixar Inc. (b)                                           8                              423
     Verint Systems Inc. (b)                                  19                             612
                                                                                             11,271
Telecommunications - 1.1%
     Alltel Corp. (l)                                         4                              272
     BT Group Plc                                             287                            1,183
     CenturyTel Inc.                                          2                              63
                                                                                             1,518
Tobacco - 1.0%
     British American Tobacco Plc                             65                             1,252
     UST Inc.                                                 2                              113
                                                                                             1,365
Toys & Hobbies - 0.6%
     Jakks Pacific Inc. (b)                                   16                             305
     Rc2 Corp. (b)                                            12                             457
                                                                                             762
Transportation - 2.7%
     EGL Inc. (b)                                             28                             563
     Forward Air Corp.                                        19                             541
     JB Hunt Transport Services Inc.                          17                             337
     OMI Corp. (l)                                            13                             256
     United Parcel Service  - Class B                         23                             1,600
     Yellow Roadway Corp. (b)                                 5                              269
                                                                                             3,566
Wireless Telecommunications - 5.4%
     Nextel Communications Inc. (b)                           97                             3,149
     Qualcomm Inc.                                            121                            3,993
                                                                                             7,142

     Total Common Stocks (cost $130,724)                                                     131,880

Short Term Investments - 4.4%
Money Market Funds - 1.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         2,021                          2,021

Securities Lending Collateral - 2.9%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,835                          3,835

     Total Short Term Investments (cost $5,856)                                              5,856

Total Investments - 104.1% (cost $136,580)                                                   137,736
Other Assets and Liabilities, Net -  (4.1%)                                                  (5,362)
Total Net Assets - 100%                                                                      $132,374


Notes to the Schedule of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2005.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

(e)  Sector weightings excluding securities lending collateral.


Summary of Investments by Country:

                  JNL/Mellon Capital  JNL/Mellon Capital JNL/Mellon Capital
                  Management            Management          Management
                  Global 15 Fund        JNL 5 Fund           VIP Fund

Canada            -%                    1.0%                 0.3%
Cayman Islands    -                     0.7                  -
Denmark           -                     -                    0.8
Germany           -                     -                    0.7
Hong Kong         34.4                  6.7                  -
Italy             -                     -                    3.2
Netherlands       -                     -                    3.3
United Kingdom    34.1                  6.8                  7.4
United State      31.5                  84.8                 84.3
Total Investments 100.0%                100.0%               100.0%


Summary of Open Currency Contracts (in thousands):

     Currency         Settlement       Notional      Currency       Unrealized
     Purchased/Sold   Date             Amount        Value          Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund
     GBP/USD          07/01/05         111 GBP       $199           $   -
     HKD/USD          07/05/05       1,853 HKD        238               -
                                                     -----            -----
                                                      437               -

                   See Notes to the Schedule of Investments.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005


                                                                            JNL Variable Fund LLC
                                                ----------------------------------------------------------------------------------
                                                ----------------------------------------------------------------------------------

                                                   JNL/Mellon          JNL/Mellon        JNL/Mellon Capital       JNL/Mellon
                                                     Capital             Capital             Management             Capital
                                                   Management          Management             Consumer            Management
                                                       25            Communications         Brands Sector          Financial
ASSETS                                                Fund             Sector Fund              Fund              Sector Fund
                                                ------------------  ------------------  ---------------------- ------------------
                                                ------------------  ------------------  ---------------------- ------------------

Investments - unaffiliated, at value (a) (b)            $ 467,519            $ 15,243                $ 16,486           $ 31,460
Investments - affiliated, at value and cost                71,929               2,051                     888                979
Cash                                                            -                   -                       -                  -
Foreign currency (c)                                            -                   -                       -                  -
Receivables:
   Dividends and interest                                     941                   5                       7                 49
   Foreign taxes recoverable                                    -                   1                       -                  -
   Forward currency contracts                                   -                   -                       -                  -
   Fund shares sold                                           808                   9                      14                 14
   Investment securities sold                                   -                  54                       -                 50
                                                ------------------  ------------------  ---------------------- ------------------
                                                ------------------  ------------------  ---------------------- ------------------
TOTAL ASSETS                                              541,197              17,363                  17,395             32,552
                                                ------------------  ------------------  ---------------------- ------------------
                                                ------------------  ------------------  ---------------------- ------------------

LIABILITIES
Cash overdraft                                                  -                  32                       -                 27
Payables:
   Administrative fees                                         58                   2                       2                  4
   Advisory fees                                              113                   5                       5                 10
   Forward currency contracts                                   -                   -                       -                  -
   Fund shares redeemed                                     2,917                 217                       9                153
   Investment securities purchased                          3,345                   -                       -                  -
   Legal fees                                                   2                   -                       -                  -
   Managers fees                                                2                   -                       -                  -
   Other expenses                                               2                   -                       -                  -
   12B-1 service fees (Class A)                                77                   3                       3                  5
Return of collateral for securities loaned                 68,075               2,051                     815                979
                                                ------------------  ------------------  ---------------------- ------------------
                                                ------------------  ------------------  ---------------------- ------------------
TOTAL LIABILITIES                                          74,591               2,310                     834              1,178
                                                ------------------  ------------------  ---------------------- ------------------
                                                ------------------  ------------------  ---------------------- ------------------
NET ASSETS                                              $ 466,606            $ 15,053                $ 16,561           $ 31,374
                                                ==================  ==================  ====================== ==================
                                                ==================  ==================  ====================== ==================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 402,182            $ 12,745                $ 15,532           $ 28,382
Undistributed (accumulated) net
   investment income (loss)                                12,954                 507                      19                747
Accumulated net realized gain (loss)                       58,009               1,451                     443                317
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                    (6,539)                350                     567              1,928
                                                ------------------  ------------------  ---------------------- ------------------
                                                ------------------  ------------------  ---------------------- ------------------
                                                        $ 466,606            $ 15,053                $ 16,561           $ 31,374
                                                ==================  ==================  ====================== ==================
                                                ==================  ==================  ====================== ==================

CLASS A
Net assets                                              $ 466,606            $ 14,948                $ 16,458           $ 31,257
Shares outstanding (no par value),
   unlimited shares authorized                             38,198               3,080                   1,442              2,424
Net asset value per share                                 $ 12.22              $ 4.85                 $ 11.40            $ 12.89
                                                ==================  ==================  ====================== ==================
                                                ==================  ==================  ====================== ==================

CLASS B
Net assets                                             n/a                      $ 105                   $ 103              $ 117
Shares outstanding (no par value),
   unlimited shares authorized                         n/a                         22                      10                 10
Net asset value per share                              n/a                     $ 4.81                 $ 11.44            $ 12.80
----------------------------------------------  ==================  ==================  ====================== ==================
----------------------------------------------  ==================  ==================  ====================== ==================

(a) Including securities on loan of:                     $ 65,926             $ 1,903                   $ 776              $ 945
(b) Investments - unaffiliated, at cost                   474,058              14,893                  15,919             29,532
(c) Foreign currency, at cost                                   -                   -                       -                  -





                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

                                                    JNL/Mellon              JNL/             JNL/Mellon
                                                      Capital          Mellon Capital         Capital
                                                    Management           Management          Management
                                                     Global 15           Healthcare            JNL 5
ASSETS                                                 Fund              Sector Fund            Fund
                                                 ------------------  --------------------  ---------------
                                                 ------------------  --------------------  ---------------

Investments - unaffiliated, at value (a) (b)             $ 496,117              $ 61,100        $ 516,996
Investments - affiliated, at value and cost                  2,085                 4,014           47,377
Cash                                                             -                     -                -
Foreign currency (c)                                         1,278                     -              644
Receivables:
   Dividends and interest                                      570                    55              589
   Foreign taxes recoverable                                     -                     -                -
   Forward currency contracts                                    -                     -                -
   Fund shares sold                                            897                   656            6,903
   Investment securities sold                                  199                     -              198
                                                 ------------------  --------------------  ---------------
                                                 ------------------  --------------------  ---------------
TOTAL ASSETS                                               501,146                65,825          572,707
                                                 ------------------  --------------------  ---------------
                                                 ------------------  --------------------  ---------------

LIABILITIES
Cash overdraft                                                   -                     -                -
Payables:
   Administrative fees                                          80                     7               55
   Advisory fees                                               117                    17              108
   Forward currency contracts                                    -                     -                4
   Fund shares redeemed                                      1,254                    34              275
   Investment securities purchased                           2,700                 2,972           11,171
   Legal fees                                                    2                     -                1
   Managers fees                                                 2                     -                -
   Other expenses                                                5                     -                4
   12B-1 service fees (Class A)                                 80                     9               74
Return of collateral for securities loaned                       -                   976           36,274
                                                 ------------------  --------------------  ---------------
                                                 ------------------  --------------------  ---------------
TOTAL LIABILITIES                                            4,240                 4,015           47,966
                                                 ------------------  --------------------  ---------------
                                                 ------------------  --------------------  ---------------
NET ASSETS                                               $ 496,906              $ 61,810        $ 524,741
                                                 ==================  ====================  ===============
                                                 ==================  ====================  ===============

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 398,224              $ 58,046        $ 510,969
Undistributed (accumulated) net
   investment income (loss)                                 19,371                   404            2,325
Accumulated net realized gain (loss)                        42,940                   954              594
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                     36,371                 2,406           10,853
                                                 ------------------  --------------------  ---------------
                                                 ------------------  --------------------  ---------------
                                                         $ 496,906              $ 61,810        $ 524,741
                                                 ==================  ====================  ===============
                                                 ==================  ====================  ===============

CLASS A
Net assets                                               $ 496,906              $ 61,678        $ 523,812
Shares outstanding (no par value),
   unlimited shares authorized                              38,572                 5,073           46,984
Net asset value per share                                  $ 12.88               $ 12.16          $ 11.15
                                                 ==================  ====================  ===============
                                                 ==================  ====================  ===============

CLASS B
Net assets                                              n/a                        $ 132            $ 929
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                           11               83
Net asset value per share                               n/a                      $ 12.13          $ 11.15
----------------------------------------------   ==================  ====================  ===============
----------------------------------------------   ==================  ====================  ===============

(a) Including securities on loan of:                           $ -                 $ 936         $ 35,134
(b) Investments - unaffiliated, at cost                    459,752                58,694          506,144
(c) Foreign currency, at cost                                1,278                     -              644


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005



                                                                                 JNL Variable Fund LLC
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

                                                       JNL/Mellon          JNL/Mellon          JNL/Mellon          JNL/Mellon
                                                         Capital            Capital              Capital             Capital
                                                       Management          Management          Management          Management
                                                        Nasdaq 15          Oil & Gas          Select Small-        Technology
ASSETS                                                    Fund            Sector Fund           Cap Fund           Sector Fund
                                                    ------------------ -------------------  ------------------  ------------------
                                                    ------------------ -------------------  ------------------  ------------------

Investments - unaffiliated, at value (a) (b)                 $ 21,607           $ 119,594           $ 429,424            $ 34,840
Investments - affiliated, at value and cost                     3,059               2,972              24,470               3,020
Cash                                                                -                   -                   -                   -
Foreign currency (c)                                                -                   -                   -                   -
Receivables:
   Dividends and interest                                           1                  52                 127                   7
   Foreign taxes recoverable                                        -                   3                   -                   -
   Forward currency contracts                                       -                   -                   -                   -
   Fund shares sold                                               106                 281                 723                 344
   Investment securities sold                                       -                   -                   -                   -
                                                    ------------------ -------------------  ------------------  ------------------
                                                    ------------------ -------------------  ------------------  ------------------
TOTAL ASSETS                                                   24,773             122,902             454,744              38,211
                                                    ------------------ -------------------  ------------------  ------------------
                                                    ------------------ -------------------  ------------------  ------------------

LIABILITIES
Cash overdraft                                                      -                   -                   -                   -
Payables:
   Administrative fees                                              2                  14                  52                   4
   Advisory fees                                                    6                  30                 102                  10
   Forward currency contracts                                       -                   -                   -                   -
   Fund shares redeemed                                            42                 301               1,042                  13
   Investment securities purchased                                644                   -                   -               1,615
   Legal fees                                                       -                   -                   2                   -
   Managers fees                                                    -                   -                   2                   -
   Other expenses                                                   1                   -                   1                   -
   12B-1 service fees (Class A)                                     3                  18                  69                   5
Return of collateral for securities loaned                      2,393               2,829              23,170               1,063
                                                    ------------------ -------------------  ------------------  ------------------
                                                    ------------------ -------------------  ------------------  ------------------
TOTAL LIABILITIES                                               3,091               3,192              24,440               2,710
                                                    ------------------ -------------------  ------------------  ------------------
                                                    ------------------ -------------------  ------------------  ------------------
NET ASSETS                                                   $ 21,682           $ 119,710           $ 430,304            $ 35,501
                                                    ================== ===================  ==================  ==================
                                                    ================== ===================  ==================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 21,858            $ 93,333           $ 355,534            $ 36,779
Undistributed (accumulated) net
   investment income (loss)                                       (26)                694                (422)                469
Accumulated net realized gain (loss)                              328               9,465              43,823                (855)
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                          (478)             16,218              31,369                (892)
                                                    ------------------ -------------------  ------------------  ------------------
                                                    ------------------ -------------------  ------------------  ------------------
                                                             $ 21,682           $ 119,710           $ 430,304            $ 35,501
                                                    ================== ===================  ==================  ==================
                                                    ================== ===================  ==================  ==================

CLASS A
Net assets                                                   $ 21,682           $ 119,586           $ 430,304            $ 35,386
Shares outstanding (no par value),
   unlimited shares authorized                                  2,176               5,221              21,795               6,043
Net asset value per share                                      $ 9.96             $ 22.90             $ 19.74              $ 5.86
                                                    ================== ===================  ==================  ==================
                                                    ================== ===================  ==================  ==================

CLASS B
Net assets                                                 n/a                      $ 124          n/a                      $ 115
Shares outstanding (no par value),
   unlimited shares authorized                             n/a                          6          n/a                         19
Net asset value per share                                  n/a                    $ 22.97          n/a                     $ 5.87
----------------------------------------------      ================== ===================  ==================  ==================
----------------------------------------------      ================== ===================  ==================  ==================

(a) Including securities on loan of:                          $ 2,328             $ 2,761            $ 22,388               $ 942
(b) Investments - unaffiliated, at cost                        22,085             103,376             398,055              35,732
(c) Foreign currency, at cost                                       -                   -                   -                   -




                                                    -----------------------------------------------------------------------
                                                    -----------------------------------------------------------------------

                                                         JNL/Mellon        JNL/Mellon        JNL/Mellon       JNL/Mellon
                                                          Capital            Capital           Capital         Capital
                                                         Management        Management        Management       Management
                                                         The Dow 10        The S&P 10       Value Line 25        VIP
ASSETS                                                      Fund              Fund              Fund             Fund
                                                      ----------------- ------------------ ---------------- ---------------
                                                      ----------------- ------------------ ---------------- ---------------

Investments - unaffiliated, at value (a) (b)                 $ 475,480          $ 518,019        $ 160,652       $ 131,880
Investments - affiliated, at value and cost                     28,184             32,310            9,719           5,856
Cash                                                                 -                  -                -               -
Foreign currency (c)                                                 -                  -                -              72
Receivables:
   Dividends and interest                                        1,484                  6              169              66
   Foreign taxes recoverable                                         -                  -                -               1
   Forward currency contracts                                        -                  -                -               -
   Fund shares sold                                                838              1,122            1,523             307
   Investment securities sold                                        -                  -                -             924
                                                      ----------------- ------------------ ---------------- ---------------
                                                      ----------------- ------------------ ---------------- ---------------
TOTAL ASSETS                                                   505,986            551,457          172,063         139,106
                                                      ----------------- ------------------ ---------------- ---------------
                                                      ----------------- ------------------ ---------------- ---------------

LIABILITIES
Cash overdraft                                                       -                  -                -               -
Payables:
   Administrative fees                                              59                 62               19              13
   Advisory fees                                                   115                120               40              29
   Forward currency contracts                                        -                  -                -               1
   Fund shares redeemed                                          1,008                464               89             108
   Investment securities purchased                               3,970              2,418            4,467           2,723
   Legal fees                                                        3                  2                -               -
   Managers fees                                                     3                  2                -               -
   Other expenses                                                   13                  6               47               6
   12B-1 service fees (Class A)                                     79                 82               25              17
Return of collateral for securities loaned                      23,928             29,335            5,227           3,835
                                                      ----------------- ------------------ ---------------- ---------------
                                                      ----------------- ------------------ ---------------- ---------------
TOTAL LIABILITIES                                               29,178             32,491            9,914           6,732
                                                      ----------------- ------------------ ---------------- ---------------
                                                      ----------------- ------------------ ---------------- ---------------
NET ASSETS                                                   $ 476,808          $ 518,966        $ 162,149       $ 132,374
                                                      ================= ================== ================ ===============
                                                      ================= ================== ================ ===============

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 449,918          $ 392,406        $ 152,465       $ 130,216
Undistributed (accumulated) net
   investment income (loss)                                     25,210              2,926              (74)            359
Accumulated net realized gain (loss)                            17,983             44,205            2,362             641
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                        (16,303)            79,429            7,396           1,158
                                                      ----------------- ------------------ ---------------- ---------------
                                                      ----------------- ------------------ ---------------- ---------------
                                                             $ 476,808          $ 518,966        $ 162,149       $ 132,374
                                                      ================= ================== ================ ===============
                                                      ================= ================== ================ ===============

CLASS A
Net assets                                                   $ 476,808          $ 518,966        $ 162,149       $ 132,127
Shares outstanding (no par value),
   unlimited shares authorized                                  48,236             41,465           12,864          11,883
Net asset value per share                                       $ 9.88            $ 12.52          $ 12.61         $ 11.12
                                                      ================= ================== ================ ===============
                                                      ================= ================== ================ ===============

CLASS B
Net assets                                                   n/a               n/a               n/a                 $ 247
Shares outstanding (no par value),
   unlimited shares authorized                               n/a               n/a               n/a                    22
Net asset value per share                                    n/a               n/a               n/a               $ 11.13
----------------------------------------------        ================= ================== ================ ===============
----------------------------------------------        ================= ================== ================ ===============

(a) Including securities on loan of:                          $ 23,260           $ 28,396          $ 5,104         $ 3,718
(b) Investments - unaffiliated, at cost                        491,783            438,589          153,256         130,724
(c) Foreign currency, at cost                                        -                  -                -              72



                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005

                                                                            JNL Variable Fund LLC
                                         -----------------------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------------------

                                              JNL/Mellon            JNL/Mellon          JNL/Mellon Capital          JNL/Mellon
                                               Capital                Capital               Management               Capital
                                              Management            Management               Consumer               Management
                                                  25              Communications           Brands Sector            Financial
                                                 Fund               Sector Fund                Fund                Sector Fund
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------
INVESTMENT INCOME
   Dividends (a)                                   $ 5,833                  $ 262                    $ 54                  $ 430
   Interest                                              -                      -                       -                      -
   Foreign taxes withheld                              (35)                     -                       -                      -
   Securities lending                                   19                      1                       2                      2
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------
TOTAL INVESTMENT INCOME                              5,817                    263                      56                    432
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------

EXPENSES
   Administrative fees                                 325                     12                      12                     23
   Advisory fees                                       637                     31                      29                     57
   Legal fees                                            7                      -                       -                      1
   Managers fees                                         6                      -                       -                      -
   Other expenses                                        4                      -                       -                      1
   12B-1 service fees (Class A)                        437                     17                      16                     30
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------
TOTAL EXPENSES                                       1,416                     60                      57                    112
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                         4,401                    203                      (1)                   320
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                      41,581                    472                      95                    141
   Foreign currency related items                        -                      -                       -                      -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                     (72,544)                  (936)                   (590)                  (957)
   Foreign currency related items                        -                      -                       -                      -
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                     (30,963)                  (464)                   (495)                  (816)
                                          ----------------- ----------------------  ----------------------  ---------------------
                                          ----------------- ----------------------  ----------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (26,562)                $ (261)                 $ (496)                $ (496)
----------------------------------------- ================= ======================  ======================  =====================
----------------------------------------- ================= ======================  ======================  =====================

(a) Dividends from affiliated investments             $ 42                    $ 1                     $ 1                    $ 2






                                         -----------------------------------------------------------
                                         -----------------------------------------------------------

                                                JNL/Mellon             JNL/              JNL/Mellon
                                                  Capital         Mellon Capital          Capital
                                                Management          Management           Management
                                                 Global 15          Healthcare             JNL 5
                                                   Fund             Sector Fund             Fund
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                    $ 9,771                $ 368            $ 3,176
   Interest                                               1                    -                  1
   Foreign taxes withheld                              (385)                   -                (49)
   Securities lending                                     6                    2                 30
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------
TOTAL INVESTMENT INCOME                               9,393                  370              3,158
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------

EXPENSES
   Administrative fees                                  425                   38                188
   Advisory fees                                        625                   94                380
   Legal fees                                             7                    1                  3
   Managers fees                                          6                    1                  2
   Other expenses                                        27                    1                 13
   12B-1 service fees (Class A)                         425                   51                250
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------
TOTAL EXPENSES                                        1,515                  186                836
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------
NET INVESTMENT INCOME (LOSS)                          7,878                  184              2,322
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                       35,761                  725                329
   Foreign currency related items                       (87)                   -                (10)
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (36,333)               1,139              7,285
   Foreign currency related items                         7                    -                  -
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                         (652)               1,864              7,604
                                          ------------------ --------------------  -----------------
                                          ------------------ --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 7,226              $ 2,048            $ 9,926
----------------------------------------- ================== ====================  =================
----------------------------------------- ================== ====================  =================

(a) Dividends from affiliated investments              $ 43                  $ 7              $ 125



                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                      JNL Variable Fund LLC
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------

                                            JNL/Mellon      JNL/Mellon          JNL/Mellon         JNL/Mellon         JNL/Mellon
                                             Capital          Capital            Capital            Capital            Capital
                                            Management      Management          Management         Management         Management
                                            Nasdaq 15        Oil & Gas        Select Small-        Technology         The Dow 10
                                               Fund         Sector Fund          Cap Fund         Sector Fund            Fund
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                  $ 29                $ 707             $ 623               $ 98            $ 8,984
   Interest                                          -                    -                 -                  -                  -
   Foreign taxes withheld                            -                    1                 -                  -                  -
   Securities lending                                4                    2                33                  2                164
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------
TOTAL INVESTMENT INCOME                             33                  710               656                100              9,148
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------

EXPENSES
   Administrative fees                              11                   69               281                 26                333
   Advisory fees                                    27                  157               553                 64                651
   Legal fees                                        -                    1                 6                  1                  8
   Managers fees                                     -                    1                 5                  -                  6
   Other expenses                                    3                    1                 6                  1                 67
   12B-1 service fees (Class A)                     14                   91               374                 34                444
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------
TOTAL EXPENSES                                      55                  320             1,225                126              1,509
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)                       (22)                 390              (569)               (26)             7,639
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                      46                5,730            13,841               (825)             6,801
   Foreign currency related items                    -                    -                 -                  -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                    (816)               9,818           (14,524)            (1,656)           (36,999)
   Foreign currency related items                    -                    -                 -                  -                  -
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                    (770)              15,548              (683)            (2,481)           (30,198)
                                          ------------- -------------------- -----------------  -----------------  -----------------
                                          ------------- -------------------- -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ (792)            $ 15,938          $ (1,252)          $ (2,507)         $ (22,559)
----------------------------------------- ============= ==================== =================  =================  =================
----------------------------------------- ============= ==================== =================  =================  =================

(a) Dividends from affiliated investments          $ 4                 $ 19              $ 36                $ 4               $ 40




                                          ------------------------------------------------------
                                          ------------------------------------------------------

                                             JNL/Mellon        JNL/Mellon         JNL/Mellon
                                               Capital           Capital           Capital
                                             Management        Management         Management
                                             The S&P 10       Value Line 25          VIP
                                                Fund              Fund               Fund
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                   $ 1,604             $ 325              $ 625
   Interest                                              -                 -                  1
   Foreign taxes withheld                                -                 -                (53)
   Securities lending                                    8                 3                 10
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------
TOTAL INVESTMENT INCOME                              1,612               328                583
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------

EXPENSES
   Administrative fees                                 318                68                 45
   Advisory fees                                       623               153                106
   Legal fees                                            7                 1                  1
   Managers fees                                         5                 1                  1
   Other expenses                                       28                69                 12
   12B-1 service fees (Class A)                        424                90                 60
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------
TOTAL EXPENSES                                       1,405               382                225
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------
NET INVESTMENT INCOME (LOSS)                           207               (54)               358
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                      37,753             1,988                 33
   Foreign currency related items                        -                 -                (13)
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      27,565             5,204                292
   Foreign currency related items                        -                 -                  2
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                      65,318             7,192                314
                                           ----------------  ----------------  -----------------
                                           ----------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 65,525           $ 7,138              $ 672
-----------------------------------------  ================  ================  =================
-----------------------------------------  ================  ================  =================

(a) Dividends from affiliated investments             $ 38              $ 39               $ 27


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005
                                                                           JNL Variable Fund LLC
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------

                                              JNL/Mellon      JNL/Mellon     JNL/Mellon Capital     JNL/Mellon         JNL/Mellon
                                               Capital         Capital          Management            Capital           Capital
                                              Management      Management         Consumer           Management         Management
                                                  25        Communications     Brands Sector         Financial         Global 15
OPERATIONS                                       Fund        Sector Fund           Fund             Sector Fund           Fund
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------
   Net investment income (loss)                  $ 4,401            $ 203                  $ (1)             $ 320          $ 7,878
   Net realized gain (loss) on:
      Investments                                 41,581              472                    95                141           35,761
      Foreign currency related items                   -                -                     -                  -              (87)
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                (72,544)            (936)                 (590)              (957)         (36,333)
      Foreign currency related items                   -                -                     -                  -                7
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (26,562)            (261)                 (496)              (496)           7,226
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                          -                -                     -                  -                -
      Class B                                          -                -                     -                  -                -
   From net realized gains on
      investment transactions
      Class A                                          -                -                     -                  -                -
      Class B                                          -                -                     -                  -                -
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    -                -                     -                  -                -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                    140,659            7,536                 4,312              9,525          143,176
      Class B                                          -              100                   100                107                -
   Proceeds in connection with acquisition
      Class A                                          -                -                     -                  -                -
      Class B                                          -                -                     -                  -                -
  Reinvestment of distributions
      Class A                                          -                -                     -                  -                -
      Class B                                          -                -                     -                  -                -
   Cost of shares redeemed
      Class A                                    (59,165)          (9,630)               (2,486)            (7,085)         (48,901)
      Class B                                          -               (5)                   (2)                (7)               -
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        81,494           (1,999)                1,924              2,540           94,275
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS             54,932           (2,260)                1,428              2,044          101,501

NET ASSETS BEGINNING OF PERIOD                   411,674           17,313                15,133             29,330          395,405
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------

NET ASSETS END OF PERIOD                       $ 466,606         $ 15,053              $ 16,561           $ 31,374        $ 496,906
                                            ============= ================  ==================== ==================  ===============
                                            ============= ================  ==================== ==================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                     $ 12,954            $ 507                  $ 19              $ 747         $ 19,371
                                            ============= ================  ==================== ==================  ===============
                                            ============= ================  ==================== ==================  ===============

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                     11,185            1,583                   379                755           11,501
      Class B                                          -               22                     9                  9                -
Shares issued in connection with acquisition
      Class A                                          -                -                     -                  -                -
      Class B                                          -                -                     -                  -                -
Reinvestment of distributions
      Class A                                          -                -                     -                  -                -
      Class B                                          -                -                     -                  -                -
Shares redeemed
      Class A                                     (4,722)          (2,015)                 (220)              (566)          (3,926)
      Class B                                          -               (1)                    -                  -                -
                                            ------------- ----------------  -------------------- ------------------  ---------------
                                            ------------- ----------------  -------------------- ------------------  ---------------
Net increase (decrease)                            6,463             (411)                  168                198            7,575
                                            ============= ================  ==================== ==================  ===============
                                            ============= ================  ==================== ==================  ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                        $ 398,949          $ 5,329               $ 2,911            $ 5,717        $ 299,214
Proceeds from sales of securities                306,810            6,902                 1,056              2,561          194,645




                                            ------------------------------------
                                            ------------------------------------

                                                    JNL/          JNL/Mellon
                                               Mellon Capital       Capital
                                                 Management       Management
                                                 Healthcare          JNL 5
OPERATIONS                                      Sector Fund          Fund
                                              ----------------- ----------------
                                              ----------------- ----------------
   Net investment income (loss)                          $ 184          $ 2,322
   Net realized gain (loss) on:
      Investments                                          725              329
      Foreign currency related items                         -              (10)
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                        1,139            7,285
      Foreign currency related items                         -                -
                                              ----------------- ----------------
                                              ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       2,048            9,926
                                              ----------------- ----------------
                                              ----------------- ----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                -                -
      Class B                                                -                -
   From net realized gains on
      investment transactions
      Class A                                                -                -
      Class B                                                -                -
                                              ----------------- ----------------
                                              ----------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          -                -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                           29,368          465,785
      Class B                                              107              689
   Proceeds in connection with acquisition
      Class A                                                -            7,836
      Class B                                                -                -
  Reinvestment of distributions
      Class A                                                -                -
      Class B                                                -                -
   Cost of shares redeemed
      Class A                                          (18,358)         (47,044)
      Class B                                               (9)             (22)
                                              ----------------- ----------------
                                              ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                              11,108          427,244
                                              ----------------- ----------------
                                              ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   13,156          437,170

NET ASSETS BEGINNING OF PERIOD                          48,654           87,571
                                              ----------------- ----------------
                                              ----------------- ----------------

NET ASSETS END OF PERIOD                              $ 61,810        $ 524,741
                                              ================= ================
                                              ================= ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ 404          $ 2,325
                                              ================= ================
                                              ================= ================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                            2,450           42,580
      Class B                                                9               63
Shares issued in connection with acquisition
      Class A                                                -              739
      Class B                                                -                -
Reinvestment of distributions
      Class A                                                -                -
      Class B                                                -                -
Shares redeemed
      Class A                                           (1,542)          (4,337)
      Class B                                                -               (2)
                                              ----------------- ----------------
                                              ----------------- ----------------
Net increase (decrease)                                    917           39,043
                                              ================= ================
                                              ================= ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                               $ 19,823        $ 485,769
Proceeds from sales of securities                        9,106           61,696


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                                                JNL Variable Fund LLC
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

                                               JNL/Mellon        JNL/Mellon        JNL/Mellon        JNL/Mellon       JNL/Mellon
                                                 Capital          Capital            Capital           Capital          Capital
                                               Management        Management        Management        Management       Management
                                                Nasdaq 15        Oil & Gas        Select Small-      Technology        The Dow 10
OPERATIONS                                        Fund          Sector Fund         Cap Fund         Sector Fund         Fund
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------
   Net investment income (loss)                       $ (22)             $ 390            $ (569)            $ (26)         $ 7,639
   Net realized gain (loss) on:
      Investments                                        46              5,730            13,841              (825)           6,801
      Foreign currency related items                      -                  -                 -                 -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                      (816)             9,818           (14,524)           (1,656)         (36,999)
      Foreign currency related items                      -                  -                 -                 -                -
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (792)            15,938            (1,252)           (2,507)         (22,559)
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                             -                  -                 -                 -                -
      Class B                                             -                  -                 -                 -                -
   From net realized gains on
      investment transactions
      Class A                                             -                  -                 -                 -                -
      Class B                                             -                  -                 -                 -                -
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       -                  -                 -                 -                -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                        15,869             90,729           117,082            15,708          126,350
      Class B                                             -                119                 -               108                -
   Proceeds in connection with acquisition
      Class A                                             -                  -                 -                 -                -
      Class B                                             -                  -                 -                 -                -
  Reinvestment of distributions
      Class A                                             -                  -                 -                 -                -
      Class B                                             -                  -                 -                 -                -
   Cost of shares redeemed
      Class A                                        (2,482)           (47,982)          (41,756)          (14,828)         (56,817)
      Class B                                             -                (11)                -               (10)               -
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           13,387             42,855            75,326               978           69,533
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                12,595             58,793            74,074            (1,529)          46,974

NET ASSETS BEGINNING OF PERIOD                        9,087             60,917           356,230            37,030          429,834
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------

NET ASSETS END OF PERIOD                           $ 21,682          $ 119,710         $ 430,304          $ 35,501        $ 476,808
                                              ==============  =================  ================  ================ ================
                                              ==============  =================  ================  ================ ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                           $ (26)             $ 694            $ (422)            $ 469         $ 25,210
                                              ==============  =================  ================  ================ ================
                                              ==============  =================  ================  ================ ================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                         1,591              4,241             6,127             2,691           12,583
      Class B                                             -                  5                 -                19                -
Shares issued in connection with acquisition
      Class A                                             -                  -                 -                 -                -
      Class B                                             -                  -                 -                 -                -
Reinvestment of distributions
      Class A                                             -                  -                 -                 -                -
      Class B                                             -                  -                 -                 -                -
Shares redeemed
      Class A                                          (251)            (2,251)           (2,185)           (2,617)          (5,669)
      Class B                                             -                  -                 -                (2)               -
                                              --------------  -----------------  ----------------  ---------------- ----------------
                                              --------------  -----------------  ----------------  ---------------- ----------------
Net increase (decrease)                               1,340              1,995             3,942                91            6,914
                                              ==============  =================  ================  ================ ================
                                              ==============  =================  ================  ================ ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                            $ 18,104            $ 6,377         $ 400,619           $ 9,899        $ 187,920
Proceeds from sales of securities                     4,721             19,884           299,253             9,306          105,134




                                              -----------------------------------------------
                                              -----------------------------------------------

                                                JNL/Mellon      JNL/Mellon      JNL/Mellon
                                                 Capital          Capital         Capital
                                                Management      Management      Management
                                                The S&P 10     Value Line 25        VIP
OPERATIONS                                         Fund            Fund            Fund
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------
   Net investment income (loss)                        $ 207           $ (54)          $ 358
   Net realized gain (loss) on:
      Investments                                     37,753           1,988              33
      Foreign currency related items                       -               -             (13)
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                     27,565           5,204             292
      Foreign currency related items                       -               -               2
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    65,525           7,138             672
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                              -               -               -
      Class B                                              -               -               -
   From net realized gains on
      investment transactions
      Class A                                              -               -               -
      Class B                                              -               -               -
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        -               -               -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                        138,826         142,003         120,431
      Class B                                              -               -             182
   Proceeds in connection with acquisition
      Class A                                              -               -               -
      Class B                                              -               -               -
  Reinvestment of distributions
      Class A                                              -               -               -
      Class B                                              -               -               -
   Cost of shares redeemed
      Class A                                        (46,903)        (20,047)        (11,094)
      Class B                                              -               -             (52)
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                            91,923         121,956         109,467
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                157,448         129,094         110,139

NET ASSETS BEGINNING OF PERIOD                       361,518               -               -
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------

NET ASSETS END OF PERIOD                           $ 518,966       $ 129,094       $ 110,139
                                              ===============  ==============  ==============
                                              ===============  ==============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $ 2,926           $ (74)          $ 359
                                              ===============  ==============  ==============
                                              ===============  ==============  ==============

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                         12,024          11,605          10,904
      Class B                                              -               -              17
Shares issued in connection with acquisition
      Class A                                              -               -               -
      Class B                                              -               -               -
Reinvestment of distributions
      Class A                                              -               -               -
      Class B                                              -               -               -
Shares redeemed
      Class A                                         (4,076)         (1,622)         (1,015)
      Class B                                              -               -              (5)
                                              ---------------  --------------  --------------
                                              ---------------  --------------  --------------
Net increase (decrease)                                7,948           9,983           9,901
                                              ===============  ==============  ==============
                                              ===============  ==============  ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                            $ 438,588       $ 155,325       $ 125,122
Proceeds from sales of securities                    342,096          33,780          14,964


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                      JNL Variable Fund LLC
                                           -----------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------

                                             JNL/Mellon         JNL/Mellon       JNL/Mellon Capital     JNL/Mellon
                                               Capital            Capital           Management           Capital
                                             Management         Management           Consumer           Management
                                                 25           Communications       Brands Sector        Financial
OPERATIONS                                      Fund          Sector Fund (b)        Fund (b)        Sector Fund (b)
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------
   Net investment income (loss)                    $ 4,675               $ 304                $ 20              $ 427
   Net realized gain (loss) on:
      Investments                                   18,968                 979                 348                176
      Foreign currency related items                     -                   -                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                   37,262                 763                 959              2,479
      Foreign currency related items                     -                   -                   -                  -
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  60,905               2,046               1,327              3,082
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                            -                  (1)                  -                (16)
      Class B                                            -                   -                   -                  -
   From net realized gains on
      investment transactions
      Class A                                            -                   -                   -                 (6)
      Class B                                            -                   -                   -                  -
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      -                  (1)                  -                (22)

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                      240,017              14,989              10,245             15,199
      Class B                                            -                   7                   7                 13
   Proceeds in connection with acquisition
      Class A                                            -                   -                   -                  -
      Class B                                            -                   -                   -                  -
  Reinvestment of distributions
      Class A                                            -                   1                   -                 22
      Class B                                            -                   -                   -                  -
   Cost of shares redeemed
      Class A                                      (53,906)             (7,972)             (7,207)            (6,926)
      Class B                                            -                  (1)                 (3)                (3)
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         186,111               7,024               3,042              8,305
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS              247,016               9,069               4,369             11,365

NET ASSETS BEGINNING OF PERIOD                     164,658               8,244              10,764             17,965
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                         $ 411,674            $ 17,313            $ 15,133           $ 29,330
                                           ================  ==================  ==================  =================
                                           ================  ==================  ==================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                        $ 8,553               $ 304                $ 20              $ 427
                                           ================  ==================  ==================  =================
                                           ================  ==================  ==================  =================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                       20,941               3,297                 951              1,259
      Class B                                            -                   1                   1                  1
Shares issued in connection with acquisition
      Class A                                            -                   -                   -                  -
      Class B                                            -                   -                   -                  -
Reinvestment of distributions
      Class A                                            -                   -                   -                  2
      Class B                                            -                   -                   -                  -
Shares redeemed
      Class A                                       (4,687)             (1,754)               (673)              (578)
      Class B                                            -                   -                   -                  -
                                           ----------------  ------------------  ------------------  -----------------
                                           ----------------  ------------------  ------------------  -----------------
Net increase (decrease)                             16,254               1,544                 279                684
                                           ================  ==================  ==================  =================
                                           ================  ==================  ==================  =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                          $ 299,104            $ 13,569             $ 9,602           $ 10,425
Proceeds from sales of securities                  112,492               6,071               6,379              1,165

-----------------------------------------



                                           ------------------------------------------------
                                           ------------------------------------------------

                                             JNL/Mellon         JNL/          JNL/Mellon
                                              Capital      Mellon Capital       Capital
                                             Management      Management       Management
                                             Global 15       Healthcare          JNL 5
OPERATIONS                                      Fund         Sector Fund       Fund (a)
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------
   Net investment income (loss)                   $ 8,101            $ 220           $ 206
   Net realized gain (loss) on:
      Investments                                   9,224              229             276
      Foreign currency related items                 (294)               -               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                  52,919              746           3,568
      Foreign currency related items                   (1)               -               -
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 69,949            1,195           4,050
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                           -               (1)           (203)
      Class B                                           -                -              (1)
   From net realized gains on
      investment transactions
      Class A                                           -                -               -
      Class B                                           -                -               -
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     -               (1)           (204)

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                     232,663           38,381          91,949
      Class B                                           -               46             228
   Proceeds in connection with acquisition
      Class A                                           -                -               -
      Class B                                           -                -               -
  Reinvestment of distributions
      Class A                                           -                1             203
      Class B                                           -                -               1
   Cost of shares redeemed
      Class A                                     (48,595)         (14,584)         (8,653)
      Class B                                           -              (18)             (3)
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        184,068           23,826          83,725
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS             254,017           25,020          87,571

NET ASSETS BEGINNING OF PERIOD                    141,388           23,634               -
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------

NET ASSETS END OF PERIOD                        $ 395,405         $ 48,654        $ 87,571
                                           =============== ================  ==============
                                           =============== ================  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                      $ 11,493            $ 220             $ 3
                                           =============== ================  ==============
                                           =============== ================  ==============

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                      21,214            3,372           8,786
      Class B                                           -                4              22
Shares issued in connection with acquisition
      Class A                                           -                -               -
      Class B                                           -                -               -
Reinvestment of distributions
      Class A                                           -                -              19
      Class B                                           -                -               -
Shares redeemed
      Class A                                      (4,407)          (1,302)           (803)
      Class B                                           -               (2)              -
                                           --------------- ----------------  --------------
                                           --------------- ----------------  --------------
Net increase (decrease)                            16,807            2,072           8,024
                                           =============== ================  ==============
                                           =============== ================  ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                         $ 238,362         $ 27,700        $ 84,015
Proceeds from sales of securities                  38,909            2,579           3,047

-----------------------------------------

-----------------------------------------------------------
(a) Period from October 4, 2004 (commencement of operations)
(b) Period from October 4, 2004 (Class B commencement of operations)


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                        JNL Variable Fund LLC
                                           ----------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------

                                                JNL/Mellon         JNL/Mellon         JNL/Mellon        JNL/Mellon
                                                  Capital           Capital            Capital            Capital
                                                Management         Management         Management        Management
                                                 Nasdaq 15         Oil & Gas        Select Small-       Technology
OPERATIONS                                       Fund (a)       Sector Fund (b)        Cap Fund       Sector Fund (b)
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------
   Net investment income (loss)                          $ (4)             $ 304               $ 75             $ 495
   Net realized gain (loss) on:
      Investments                                         282              3,735             33,384               (30)
      Foreign currency related items                        -                  -                  -                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                         338              5,931              9,310               572
      Foreign currency related items                        -                  -                  -                 -
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        616              9,970             42,769             1,037
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                               -                  -                  -                 -
      Class B                                               -                  -                  -                 -
   From net realized gains on
      investment transactions
      Class A                                               -                  -                  -                 -
      Class B                                               -                  -                  -                 -
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         -                  -                  -                 -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                          11,976             63,328            196,940            24,945
      Class B                                               -                 12                  -                19
   Proceeds in connection with acquisition
      Class A                                               -                  -                  -                 -
      Class B                                               -                  -                  -                 -
  Reinvestment of distributions
      Class A                                               -                  -                  -                 -
      Class B                                               -                  -                  -                 -
   Cost of shares redeemed
      Class A                                          (3,505)           (21,523)           (53,635)           (9,400)
      Class B                                               -                 (6)                 -                (5)
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                              8,471             41,811            143,305            15,559
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   9,087             51,781            186,074            16,596

NET ASSETS BEGINNING OF PERIOD                              -              9,136            170,156            20,434
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                              $ 9,087           $ 60,917          $ 356,230          $ 37,030
                                              ================  =================  =================  ================
                                              ================  =================  =================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ (4)             $ 304              $ 147             $ 495
                                              ================  =================  =================  ================
                                              ================  =================  =================  ================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                           1,158              3,818             11,353             4,241
      Class B                                               -                  1                  -                 3
Shares issued in connection with acquisition
      Class A                                               -                  -                  -                 -
      Class B                                               -                  -                  -                 -
Reinvestment of distributions
      Class A                                               -                  -                  -                 -
      Class B                                               -                  -                  -                 -
Shares redeemed
      Class A                                            (322)            (1,233)            (3,104)           (1,605)
      Class B                                               -                  -                  -                (1)
                                              ----------------  -----------------  -----------------  ----------------
                                              ----------------  -----------------  -----------------  ----------------
Net increase (decrease)                                   836              2,586              8,249             2,638
                                              ================  =================  =================  ================
                                              ================  =================  =================  ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                              $ 11,719           $ 56,879          $ 307,569          $ 18,390
Proceeds from sales of securities                       3,346             14,899            175,529             2,151

-----------------------------------------


                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------

                                                JNL/Mellon        JNL/Mellon     JNL/Mellon     JNL/Mellon
                                                  Capital          Capital         Capital       Capital
                                                Management        Management     Management     Management
                                                 The Dow 10       The S&P 10    Value Line 25      VIP
OPERATIONS                                         Fund              Fund         Fund (a)       Fund (a)
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------
   Net investment income (loss)                      $ 10,063          $ 2,030          $ (20)        $ 41
   Net realized gain (loss) on:
      Investments                                      14,765           14,853            374          621
      Foreign currency related items                        -                -              -            -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                      (7,973)          33,765          2,192          864
      Foreign currency related items                        -                -              -            -
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     16,855           50,648          2,546        1,526
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                               -                -              -          (40)
      Class B                                               -                -              -            -
   From net realized gains on
      investment transactions
      Class A                                               -                -              -            -
      Class B                                               -                -              -            -
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         -                -              -          (40)

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                         247,093          202,180         34,857       27,470
      Class B                                               -                -              -          100
   Proceeds in connection with acquisition
      Class A                                           7,244                -              -            -
      Class B                                               -                -              -            -
  Reinvestment of distributions
      Class A                                               -                -              -           40
      Class B                                               -                -              -            -
   Cost of shares redeemed
      Class A                                         (70,448)         (46,453)        (4,348)      (6,861)
      Class B                                               -                -              -            -
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                            183,889          155,727         30,509       20,749
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS                 200,744          206,375         33,055       22,235

NET ASSETS BEGINNING OF PERIOD                        229,090          155,143              -            -
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------

NET ASSETS END OF PERIOD                            $ 429,834        $ 361,518       $ 33,055     $ 22,235
                                              ================  =============== ==============  ===========
                                              ================  =============== ==============  ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $ 17,571          $ 2,719          $ (20)         $ 1
                                              ================  =============== ==============  ===========
                                              ================  =============== ==============  ===========

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                          25,106           21,494          3,264        2,611
      Class B                                               -                -              -           10
Shares issued in connection with acquisition
      Class A                                             739                -              -            -
      Class B                                               -                -              -            -
Reinvestment of distributions
      Class A                                               -                -              -            4
      Class B                                               -                -              -            -
Shares redeemed
      Class A                                          (7,191)          (4,897)          (383)        (621)
      Class B                                               -                -              -            -
                                              ----------------  --------------- --------------  -----------
                                              ----------------  --------------- --------------  -----------
Net increase (decrease)                                18,654           16,597          2,881        2,004
                                              ================  =============== ==============  ===========
                                              ================  =============== ==============  ===========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                             $ 273,845        $ 305,033       $ 32,451     $ 26,238
Proceeds from sales of securities                      84,300          151,773          3,102        6,161

-----------------------------------------

----------------------------------
(a) Period from October 4, 2004 (commencement of operations)
(b) Period from October 4, 2004 (Class B commencement of operations)


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                    Increase (Decrease) from
                                                      Investment Operations
                                      --------------------------------------------------------                    Distributions from
                         Net Asset    --------------------------------------------------------                       net realized
                           Value             Net           Net Realized        Total from     Distributions from        Gains on
       Period            Beginning       Investment        & Unrealized        Investment       Net Investment         Investment
        Ended            of Period      Income (Loss)     Gains (Losses)       Operations           Income            Transactions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
      6/30/2005            $12.97             $0.14              $(0.89)           $(0.75)                $ -                  $ -
     12/31/2004             10.64              0.02                2.31              2.33                   -                    -
     12/31/2003              8.01              0.12                2.51              2.63                   -                    -
     12/31/2002              9.07             (0.10)              (0.96)            (1.06)                  -                    -
     12/31/2001              7.94              0.02                1.11              1.13                   -                    -
     12/31/2000              8.30              0.13               (0.49)            (0.36)                  -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
      6/30/2005              4.93              0.06               (0.14)            (0.08)                  -                    -
     12/31/2004              4.19              0.09                0.65              0.74                   -                    -
     12/31/2003              3.15              0.02                1.02              1.04                   -                    -
     12/31/2002              5.79              0.01               (2.65)            (2.64)                  -                    -
     12/31/2001             11.02              0.01               (5.24)            (5.23)                  -                    -
     12/31/2000             15.09             (0.02)              (4.05)            (4.07)                  -                    -

Class B
      6/30/2005              4.88              0.50               (0.57)            (0.07)                  -                    -
  03/05(a)-12/31/04          4.65              0.06                0.23              0.29               (0.06)                   -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
      6/30/2005             11.79                 -               (0.39)            (0.39)                  -                    -
     12/31/2004             10.71              0.02                1.06              1.08                   -                    -
     12/31/2003              8.86              0.08                1.77              1.85                   -                    -
     12/31/2002              9.42              0.02               (0.58)            (0.56)                  -                    -
     12/31/2001             10.31              0.02               (0.91)            (0.89)                  -                    -
     12/31/2000              9.55              0.02                0.74              0.76                   -                    -

Class B
      6/30/2005             11.81              0.09               (0.46)            (0.37)                  -                    -
  03/05(a)-12/31/04         11.14              0.03                0.64              0.67                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
      6/30/2005             13.12              0.14               (0.37)            (0.23)                  -                    -
     12/31/2004             11.57              0.19                1.37              1.56               (0.01)                   -
     12/31/2003              8.68              0.11                2.78              2.89                   -                    -
     12/31/2002             10.10              0.07               (1.49)            (1.42)                  -                    -
     12/31/2001             11.42              0.04               (1.36)            (1.32)                  -                    -
     12/31/2000              8.97              0.02                2.43              2.45                   -                    -

Class B
      6/30/2005             13.01              0.75               (0.96)            (0.21)                  -                    -
  03/05(a)-12/31/04         12.50              0.15                0.50              0.65               (0.14)                   -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                Supplemental Data
                                             -----------------------------------------------------                   Ratio of Net
                                             -----------------------------------------------------  Ratio of         Investment
                                Net Asset                          Net Assets,                      Expenses to      Income (Loss)
       Period                  Value, End          Total          End of Period      Portfolio      Average Net       to Average
        Ended                   of Period       Return (b)       (in thousands)      Turnover       Assets (c)       Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
      6/30/2005                   $12.22             (5.78)%         $466,606           70.4%           0.65%               1.97%
     12/31/2004                    12.97             21.90            411,674            42.0            0.67                1.74
     12/31/2003                    10.64             32.83            164,658            33.3            0.81                4.11
     12/31/2002                     8.01            (11.69)            37,479            35.6            0.82                2.05
     12/31/2001                     9.07             14.23              8,403            49.0            0.85                2.34
     12/31/2000                     7.94             (4.34)             3,569            85.0            0.85                2.71

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
      6/30/2005                     4.85             (1.62)            14,948            32.4            0.73                2.49
     12/31/2004                     4.93             17.67             17,306            47.7            0.74                2.33
     12/31/2003                     4.19             33.02              8,244           149.3            0.91                0.46
     12/31/2002                     3.15            (45.60)             6,104            50.9            0.89                0.15
     12/31/2001                     5.79            (47.46)            10,471            64.1            0.85               (0.08)
     12/31/2000                    11.02            (26.97)            12,503            76.0            0.85               (0.25)

Class B
      6/30/2005                     4.81             (1.43)               105            32.4            0.53                2.48
  03/05(a)-12/31/04                 4.88              6.29                  7            47.7            0.50                2.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
      6/30/2005                     11.40            (3.31)            16,458             6.8            0.73               (0.02)
     12/31/2004                     11.79            10.08             15,128            47.1            0.74                0.14
     12/31/2003                     10.71            20.88             10,764           167.7            0.91                0.72
     12/31/2002                      8.86            (5.94)             9,466            28.5            0.89                0.39
     12/31/2001                      9.42            (8.63)             8,006            61.7            0.85                0.71
     12/31/2000                     10.31             7.96              4,301            52.9            0.85                0.57

Class B
      6/30/2005                     11.44            (3.13)               103             6.8            0.53                0.15
  03/05(a)-12/31/04                 11.81             6.01                  5            47.1            0.51                0.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
      6/30/2005                     12.89            (1.75)            31,257             8.4            0.73                2.09
     12/31/2004                     13.12            13.48             29,318             5.2            0.74                1.88
     12/31/2003                     11.57            33.30             17,965           162.2            0.91                1.06
     12/31/2002                      8.68           (14.06)            14,184            25.3            0.89                0.70
     12/31/2001                     10.10           (11.56)            15,911            67.6            0.85                0.63
     12/31/2000                     11.42            27.31             11,278            41.9            0.85                0.53

Class B
      6/30/2005                     12.80            (1.61)               117             8.4            0.53                2.18
  03/05(a)-12/31/04                 13.01             5.21                 12             5.2            0.52                2.24

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                    Increase (Decrease) from
                                                      Investment Operations
                                      --------------------------------------------------------                    Distributions from
                         Net Asset    --------------------------------------------------------                       net realized
                           Value             Net           Net Realized        Total from     Distributions from        Gains on
       Period            Beginning       Investment        & Unrealized        Investment       Net Investment         Investment
        Ended            of Period      Income (Loss)     Gains (Losses)       Operations           Income            Transactions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
      6/30/2005             $12.76             $0.25              $(0.13)            $0.12                   -                    -
     12/31/2004               9.96              0.13                2.67              2.80                   -                    -
     12/31/2003               7.48             (0.22)               2.70              2.48                   -                    -
     12/31/2002               8.68             (0.39)              (0.81)            (1.20)                  -                    -
     12/31/2001               8.74              0.09               (0.15)            (0.06)                  -                    -
     12/31/2000               8.99              0.22               (0.47)            (0.25)                  -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
      6/30/2005              11.67              0.04                0.45              0.49                   -                    -
     12/31/2004              11.28              0.05                0.34              0.39                   -                    -
     12/31/2003               8.79             (0.03)               2.52              2.49                   -                    -
     12/31/2002              12.67             (0.03)              (3.85)            (3.88)                  -                    -
     12/31/2001              13.60             (0.03)              (0.90)            (0.93)                  -                    -
     12/31/2000               9.74                 -                3.86              3.86                   -                    -

Class B
      6/30/2005              11.64              0.13                0.36              0.49                   -                    -
  03/05(a)-12/31/04          11.89              0.05               (0.25)            (0.20)              (0.05)                   -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
      6/30/2005              10.91              0.29               (0.05)             0.24                   -                    -
  10/04(a)-12/31/04          10.00              0.03                0.91              0.94               (0.03)                   -

Class B
      6/30/2005              10.91              0.20                0.04              0.24                   -                    -
  10/04(a)-12/31/04          10.00              0.04                0.90              0.94               (0.03)                   -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
      6/30/2005              10.87             (0.03)              (0.88)            (0.91)                  -                    -
  10/04(a)-12/31/04          10.00                 -                0.87              0.87                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
      6/30/2005              18.84              0.12                3.94              4.06                   -                    -
     12/31/2004              14.13              0.09                4.62              4.71                   -                    -
     12/31/2003              10.72              0.08                3.33              3.41                   -                    -
     12/31/2002              11.11              0.05               (0.44)            (0.39)                  -                    -
     12/31/2001              14.91              0.01               (3.81)            (3.80)                  -                    -
     12/31/2000              10.27                 -                4.64              4.64                   -                    -

Class B
      6/30/2005              18.88              0.83                3.26              4.09                   -                    -
  03/05(a)-12/31/04          15.40              0.13                3.35              3.48                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                Supplemental Data
                                             -----------------------------------------------------                   Ratio of Net
                                             -----------------------------------------------------  Ratio of         Investment
                                Net Asset                          Net Assets,                      Expenses to      Income (Loss)
       Period                  Value, End          Total          End of Period      Portfolio      Average Net       to Average
        Ended                   of Period       Return (b)       (in thousands)      Turnover       Assets (c)       Net Assets (c)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
      6/30/2005                   $12.88            0.94 %           $496,906           45.3%            0.71%               3.70%
     12/31/2004                    12.76           28.11              395,405            15.8            0.72                3.24
     12/31/2003                     9.96           33.16              141,388            28.9            0.86                3.44
     12/31/2002                     7.48          (13.82)              30,501            20.4            0.88                3.59
     12/31/2001                     8.68           (0.69)               8,075            45.5            0.90                3.55
     12/31/2000                     8.74           (2.78)               5,037            93.4            0.90                4.32

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

Class A
      6/30/2005                    12.16            4.20               61,678            17.4            0.73                0.72
     12/31/2004                    11.67            3.46               48,625             6.9            0.74                0.58
     12/31/2003                    11.28           28.33               23,634           145.5            0.91                0.27
     12/31/2002                     8.79          (30.62)              18,280            44.0            0.89               (0.28)
     12/31/2001                    12.67           (6.84)              24,500            52.5            0.85               (0.26)
     12/31/2000                    13.60           39.63               17,462            63.0            0.85                0.04

Class B
      6/30/2005                    12.13            4.30                  132            17.4            0.53                0.88
  03/05(a)-12/31/04                11.64           (1.71)                  29             6.9            0.53                0.81

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
      6/30/2005                    11.15            2.20              523,812            23.9            0.67                1.85
  10/04(a)-12/31/04                10.91            9.37               87,331             8.8            0.72                2.44

Class B
      6/30/2005                    11.15            2.29                  929            23.9            0.47                1.96
  10/04(a)-12/31/04                10.91            9.44                  240             8.8            0.51                2.20

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
      6/30/2005                     9.96           (8.37)              21,682            32.9            0.77               (0.31)
  10/04(a)-12/31/04                10.87            8.70                9,087            59.2            0.76               (0.24)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

Class A
      6/30/2005                    22.90           21.55              119,586            21.5            0.70                0.85
     12/31/2004                    18.84           33.33               60,910            43.9            0.73                0.90
     12/31/2003                    14.13           31.81                9,136           141.2            0.91                0.65
     12/31/2002                    10.72           (3.51)               7,408            53.0            0.89                0.42
     12/31/2001                    11.11          (25.49)               7,468            67.6            0.85                0.33
     12/31/2000                    14.91           45.18                5,226            54.3            0.85                0.40

Class B
      6/30/2005                    22.97           21.66                  124            21.5            0.50                1.09
  03/05(a)-12/31/04                18.88           22.60                    7            43.9            0.51                1.16

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                    Increase (Decrease) from
                                                      Investment Operations
                                      --------------------------------------------------------                    Distributions from
                         Net Asset    --------------------------------------------------------                       net realized
                           Value             Net           Net Realized        Total from     Distributions from        Gains on
       Period            Beginning       Investment        & Unrealized        Investment       Net Investment         Investment
        Ended            of Period      Income (Loss)     Gains (Losses)       Operations           Income            Transactions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
      6/30/2005             $19.95            $(0.03)             $(0.18)           $(0.21)                  -                    -
     12/31/2004              17.72                 -                2.23              2.23                   -                    -
     12/31/2003              11.97             (0.05)               5.80              5.75                   -                    -
     12/31/2002              14.54              0.11               (2.68)            (2.57)                  -                    -
     12/31/2001              15.13              0.01               (0.60)            (0.59)                  -                    -
     12/31/2000              12.38             (0.04)               2.79              2.75                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
      6/30/2005               6.20                 -               (0.34)            (0.34)                  -                    -
     12/31/2004               6.13              0.08               (0.01)             0.07                   -                    -
     12/31/2003               4.22             (0.04)               1.95              1.91                   -                    -
     12/31/2002               6.72             (0.03)              (2.47)            (2.50)                  -                    -
     12/31/2001              12.18                 -               (5.46)            (5.46)                  -                    -
     12/31/2000              15.39             (0.08)              (3.13)            (3.21)                  -                    -

Class B
      6/30/2005               6.22              0.01               (0.36)            (0.35)                  -                    -
  03/05(a)12/31/04            6.17              0.12               (0.07)             0.05                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
      6/30/2005              10.40              0.18               (0.70)            (0.52)                  -                    -
     12/31/2004              10.11              0.09                0.20              0.29                   -                    -
     12/31/2003               8.04              0.03                2.04              2.07                   -                    -
     12/31/2002               8.92              0.01               (0.89)            (0.88)                  -                    -
     12/31/2001               9.18              0.07               (0.33)            (0.26)                  -                    -
     12/31/2000               8.73              0.13                0.32              0.45                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
      6/30/2005              10.79              0.01                1.72              1.73                   -                    -
     12/31/2004               9.17              0.04                1.58              1.62                   -                    -
     12/31/2003               7.71              0.02                1.44              1.46                   -                    -
     12/31/2002               9.41                 -               (1.70)            (1.70)                  -                    -
     12/31/2001              11.97              0.04               (2.60)            (2.56)                  -                    -
     12/31/2000              11.06             (0.03)               0.94              0.91                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
      6/30/2005              11.47             (0.02)               1.16              1.14                   -                    -
  10/04(a)-12/31/04          10.00             (0.01)               1.48              1.47                   -                    -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                Supplemental Data
                                             -----------------------------------------------------                   Ratio of Net
                                             -----------------------------------------------------  Ratio of         Investment
                                Net Asset                          Net Assets,                      Expenses to      Income (Loss)
       Period                  Value, End          Total          End of Period      Portfolio      Average Net       to Average
        Ended                   of Period       Return (b)       (in thousands)      Turnover       Assets (c)       Net Assets (c)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
      6/30/2005                  $19.74             (1.05)%         $430,304            79.0%           0.66%              (0.30)%
     12/31/2004                   19.95             12.58            356,230            73.5            0.67                0.03
     12/31/2003                   17.72             48.04            170,156            38.6            0.81               (0.12)
     12/31/2002                   11.97            (17.68)            38,583            62.7            0.83                1.02
     12/31/2001                   14.54             (3.90)            14,442            78.7            0.85               (0.25)
     12/31/2000                   15.13             22.21              7,729           116.4            0.85               (0.47)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
      6/30/2005                    5.86             (5.48)            35,386            26.4            0.73               (0.15)
     12/31/2004                    6.20              1.14             37,014             8.0            0.74                1.81
     12/31/2003                    6.13             45.26             20,434           155.9            0.91               (0.65)
     12/31/2002                    4.22            (37.20)            14,515            32.4            0.89               (0.80)
     12/31/2001                    6.72            (44.83)            20,044            64.4            0.85               (0.72)
     12/31/2000                   12.18            (20.86)            20,071            81.5            0.85               (0.72)

Class B
      6/30/2005                    5.87             (5.63)               115            26.4            0.53                0.08
  03/05(a)12/31/04                 6.22              0.81                 16             8.0            0.52                3.96

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
      6/30/2005                     9.88            (5.00)           476,808            23.7            0.68                3.44
     12/31/2004                    10.40             2.87            429,834            26.9            0.67                3.17
     12/31/2003                    10.11            25.75            229,090            24.7            0.81                3.10
     12/31/2002                     8.04            (9.87)            80,821            21.7            0.83                2.92
     12/31/2001                     8.92            (2.83)            36,882            38.5            0.85                2.34
     12/31/2000                     9.18             5.15             21,051            47.1            0.85                2.62

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
      6/30/2005                    12.52            16.03            518,966            80.0            0.66                0.10
     12/31/2004                    10.79            17.67            361,518            62.4            0.67                0.83
     12/31/2003                     9.17            18.94            155,143            49.2            0.81                0.69
     12/31/2002                     7.71           (18.07)            41,209            68.6            0.83                0.29
     12/31/2001                     9.41           (21.39)            20,187            66.8            0.85                0.41
     12/31/2000                    11.97             8.23             18,964            91.3            0.85               (0.27)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
      6/30/2005                    12.61             9.94            162,149            37.0            0.84               (0.12)
  10/04(a)-12/31/04                11.47            14.70             33,055            21.0            0.87               (0.52)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                    Increase (Decrease) from
                                                      Investment Operations
                                      --------------------------------------------------------                    Distributions from
                         Net Asset    --------------------------------------------------------                       net realized
                           Value             Net           Net Realized        Total from     Distributions from        Gains on
       Period            Beginning       Investment        & Unrealized        Investment       Net Investment         Investment
        Ended            of Period      Income (Loss)     Gains (Losses)       Operations           Income            Transactions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
      6/30/2005            $11.10             $0.18              $(0.16)            $0.02                   -                    -
  10/04(a)-12/31/04         10.00              0.02                1.10              1.12               (0.02)                   -

Class B
      6/30/2005             11.09              0.11               (0.07)             0.04                   -                    -
  10/04(a)-12/31/04         10.00              0.03                1.08              1.11               (0.02)                   -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                Supplemental Data
                                             -----------------------------------------------------                   Ratio of Net
                                             -----------------------------------------------------  Ratio of         Investment
                                Net Asset                          Net Assets,                      Expenses to      Income (Loss)
       Period                  Value, End          Total          End of Period      Portfolio      Average Net       to Average
        Ended                   of Period       Return (b)       (in thousands)      Turnover       Assets (c)       Net Assets (c)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
      6/30/2005                  $11.12            0.18 %           $132,127            23.5%           0.75%               1.19%
  10/04(a)-12/31/04               11.10           11.17               22,124            56.1            0.76                1.26

Class B
      6/30/2005                   11.13            0.36                  247            23.5            0.55                1.36
  10/04(a)-12/31/04               11.09           11.13                  111            56.1            0.55                1.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.



                     See Notes to the Financial Statements.

                         JNL VARIABLE FUNDS (UNAUDITED)
                       NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC and the JNLNY Variable Fund I LLC (collectively the "JNL Variable Funds") are limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund LLC includes the following fifteen (15) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management Nasdaq 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management The Dow 10 Fund, JNL/Mellon Capital Management The S&P 10 Fund, JNL/Mellon Capital Management Value Line 25 Fund and JNL/Mellon Capital Management VIP Fund. The JNLNY Variable Fund I LLC includes the following seven (7) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund (NY), JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management Nasdaq 15 Fund
(NY), JNL/Mellon Capital Management Select Small-Cap Fund (NY), JNL/Mellon Capital Management The Dow 10 Fund (NY), JNL/Mellon Capital Management The S&P 10 Fund (NY) and JNL/Mellon Capital Management Value Line 25 Fund (NY).

Effective May 2, 2005, JNL/Mellon Capital Management JNL 5 Fund acquired all the assets of JNL/Mellon Capital Management The Dow 10 Fund (III) and JNL/Mellon Capital Management The Dow 10 Fund (V). See Note 5 for additional information regarding the Fund acquisitions.

Each Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

SECURITIES LOANED - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS - The JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund (collectively the "Sector Funds"), JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management VIP Fund declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other funds, no distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES - The JNL Variable Fund LLC (except for the JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds), and the JNLNY Variable Fund I LLC are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I and JNLNY Separate Account-I, respectively. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and are not taxed separately. Effective December 15, 2003, the Sector Funds elected to be taxed as a corporation. The policy of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the Sector Funds is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets                          Fees
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

ADMINISTRATIVE FEE - In addition to the investment advisory fee, each Fund paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management Global 15 Fund (NY) which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

TRANSFER AGENCY SERVICES - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Funds at no additional cost.

12b-1 SERVICE FEE - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class A)".

DEFERRED COMPENSATION PLAN - The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

INVESTMENTS IN AFFILIATES - During the period ended June 30, 2005, certain Funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

NOTE 4.  FEDERAL INCOME TAX MATTERS

Permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.


                                                         NET INCREASE (DECREASE)
                                                ----------------------------------------
                                                ----------------------------------------
                                                ACCUMULATED
                                                UNDISTRIBUTED
                                                NET INVESTMENT   REALIZED      PAID IN
                                                   INCOME       GAIN/LOSS      CAPITAL
                                                -------------  -----------  ------------
                                                -------------  -----------  ------------

JNL/Mellon Capital Management JNL 5 Fund        $          1   $           ($)        -



As of June 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.


                                                                                  GROSS              GROSS         NET UNREALIZED
                                                              COST OF           UNREALIZED         UNREALIZED       APPRECIATION/
                                                             INVESTMENTS       APPRECIATION       DEPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management Communications Sector Fund     $  14,893         $     1,058        $      (709)       $       349
JNL/Mellon Capital Management Consumer Brands Sector Fund       15,992               1,667             (1,100)               567
JNL/Mellon Capital Management Financial Sector Fund             29,532               2,957             (1,029)             1,928
JNL/Mellon Capital Management Healthcare Sector Fund            61,732               6,467             (4,060)             2,407
JNL/Mellon Capital Management JNL 5 Fund                       517,247              26,397            (15,544)            10,853
JNL/Mellon Capital Management Oil & Gas Sector Fund            103,519              17,146               (928)            16,218
JNL/Mellon Capital Management Technology Sector Fund            37,689               2,316             (3,208)              (892)
JNL/Mellon Capital Management VIP Fund                         132,745               5,316             (4,159)             1,157


No distributions were paid for the period ended December 31, 2003. The tax character of the distributions paid during the period ended December 31, 2004, were as follows (in thousands):

                                                                      ORDINARY      LONG-TERM
                                                                       INCOME      CAPITAL GAIN
                                                                -----------------------------------

JNL/Mellon Capital Management Communications Sector Fund             $      1        $     -
JNL/Mellon Capital Management Financial Sector Fund                        22              -
JNL/Mellon Capital Management Healthcare Sector Fund                        1              -
JNL/Mellon Capital Management JNL 5 Fund                                  204              -
JNL/Mellon Capital Management VIP Fund                                     40              -


NOTE 5.  FUND ACQUISITIONS

On May 2, 2005, the following acquisitions were accomplished by a tax-free exchange of shares pursuant to a plan or reorganization approved by the Board of Managers on February 9, 2005. JNL Variable Fund III LLC and JNL Variable Fund V LLC have filed form N-8F with the Securities and Exchange Commission ("SEC") and are waiting for confirmation from the SEC of the de-registration of these registrants.




                                                                                            OF ACQUIRED FUND ON ACQUISITION DATE:
                                                                                        --------------------------------------------
                          SHARES OF                                                     --------------------------------------------
                          ACQUIRING                                                                   ACCUMULATED    UNREALIZED
                         FUND ISSUED     MERGER                                           SHARES       REALIZED     APPRECIATION/
  ACQUIRING FUND         IN EXCHANGE   TAX STATUS           ACQUIRED FUND               OUTSTANDING    GAIN/(LOSS)  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital                                     JNL/Mellon Capital
 Management JNL 5 Fund       351       Taxable          Management The Dow 10 Fund (III)   379        $  (178)           $   -
JNL/Mellon Capital                                     JNL/Mellon Capital
 Management JNL 5 Fund       389       Taxable          Management The Dow 10 Fund (V)     364           (264)               -





The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition were as follows:

       ACQUIRING FUND                NET ASSETS                         ACQUIRED FUND                                   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management JNL 5 Fund     $  294,637          JNL/Mellon Capital Management The Dow 10 Fund (III)  $  3,717
JNL/Mellon Capital Management JNL 5 Fund        294,637          JNL/Mellon Capital Management The Dow 10 Fund (V)       4,120


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.


                                                                                         ACTUAL FUND RETURN
                                                                   ---------------------------------------------------------------
                                                                   ---------------------------------------------------------------
                                                                   BEGINNING                  ENDING                    EXPENSES
                                                                    ACCOUNT                  ACCOUNT      ANNUALIZED      PAID
                                                                     VALUE                    VALUE         EXPENSE      DURING
                                                                   12/31/2004   RETURN      6/30/2005       RATIOS       PERIOD
                                                                   ----------------------  ------------  -----------  ------------
                                                                   ----------------------  ------------  -----------  ------------

JNL/Mellon Capital Management 25 Fund
   Class A                                                         $ 1,000.00     -5.78%    $   942.20         0.65 %      $ 3.13
JNL/Mellon Capital Management Communications Sector Fund
   Class A                                                           1,000.00     -1.62%        983.80         0.73          3.59
   Class B                                                           1,000.00     -1.43%        985.70         0.53          2.61
JNL/Mellon Capital Management Consumer Brands Sector Fund
   Class A                                                           1,000.00     -3.31%        966.90         0.73          3.56
   Class B                                                           1,000.00     -3.13%        968.70         0.53          2.59
JNL/Mellon Capital Management Financial Sector Fund
   Class A                                                           1,000.00      5.14%      1,051.40         0.73          3.71
   Class B                                                           1,000.00     -1.61%        983.90         0.53          2.61
JNL/Mellon Capital Management Global 15 Fund
   Class A                                                           1,000.00      0.94%      1,009.40         0.71          3.54
JNL/Mellon Capital Management Healthcare Sector Fund
   Class A                                                           1,000.00      4.20%      1,042.00         0.73          3.70
   Class B                                                           1,000.00      4.30%      1,043.00         0.53          2.68
JNL/Mellon Capital Management JNL 5 Fund
   Class A                                                           1,000.00      2.20%      1,022.00         0.67          3.36
   Class B                                                           1,000.00      2.29%      1,022.90         0.47          2.36
JNL/Mellon Capital Management Nasdaq 15 Fund
   Class A                                                           1,000.00     -8.37%        916.30         0.77          3.66
JNL/Mellon Capital Management Oil & Gas Sector Fund
   Class A                                                           1,000.00     21.55%      1,215.50         0.70          3.85
   Class B                                                           1,000.00     21.66%      1,216.60         0.50          2.75
JNL/Mellon Capital Management Select Small-Cap Fund
   Class A                                                           1,000.00     -1.05%        989.50         0.66          3.26
JNL/Mellon Capital Management Technology Sector Fund
   Class A                                                           1,000.00     -5.48%        945.20         0.73          3.52
   Class B                                                           1,000.00     -5.63%        943.70         0.53          2.55
JNL/Mellon Capital Management The Dow 10 Fund
   Class A                                                           1,000.00     -5.00%        950.00         0.68          3.29
JNL/Mellon Capital Management The S&P 10 Fund
   Class A                                                           1,000.00     16.03%      1,160.30         0.66          3.54
JNL/Mellon Capital Management Value Line 25 Fund
   Class A                                                           1,000.00      9.94%      1,099.40         0.84          4.37
JNL/Mellon Capital Management VIP Fund
   Class A                                                           1,000.00      0.18%      1,001.80         0.75          3.72
   Class B                                                           1,000.00      0.36%      1,003.60         0.55          2.73




                                                                               HYPOTHETICAL 5% RETURN
                                                              -------------------------------------------------------------------
                                                              -------------------------------------------------------------------
                                                                   BEGINNING          ENDING                           EXPENSES
                                                                    ACCOUNT           ACCOUNT        ANNUALIZED          PAID
                                                                     VALUE             VALUE          EXPENSE           DURING
                                                                   12/31/2004        6/30/2005         RATIOS           PERIOD
                                                              ----------------- ---------------- ---------------  ---------------
                                                              ----------------- ---------------- ---------------  ---------------

JNL/Mellon Capital Management 25 Fund
   Class A                                                          $ 1,000.00       $ 1,021.84            0.65 %         $ 3.26
JNL/Mellon Capital Management Communications Sector Fund
   Class A                                                            1,000.00         1,021.48            0.73             3.66
   Class B                                                            1,000.00         1,022.55            0.53             2.66
JNL/Mellon Capital Management Consumer Brands Sector Fund
   Class A                                                            1,000.00         1,021.47            0.73             3.66
   Class B                                                            1,000.00         1,022.49            0.53             2.66
JNL/Mellon Capital Management Financial Sector Fund
   Class A                                                            1,000.00         1,021.48            0.73             3.66
   Class B                                                            1,000.00         1,022.51            0.53             2.66
JNL/Mellon Capital Management Global 15 Fund
   Class A                                                            1,000.00         1,021.24            0.71             3.56
JNL/Mellon Capital Management Healthcare Sector Fund
   Class A                                                            1,000.00         1,021.47            0.73             3.66
   Class B                                                            1,000.00         1,022.47            0.53             2.66
JNL/Mellon Capital Management JNL 5 Fund                                                      -
   Class A                                                            1,000.00         1,021.54            0.67             3.36
   Class B                                                            1,000.00         1,022.58            0.47             2.36
JNL/Mellon Capital Management Nasdaq 15 Fund
   Class A                                                            1,000.00         1,021.32            0.77             3.86
JNL/Mellon Capital Management Oil & Gas Sector Fund
   Class A                                                            1,000.00         1,021.51            0.70             3.51
   Class B                                                            1,000.00         1,022.55            0.50             2.51
JNL/Mellon Capital Management Select Small-Cap Fund
   Class A                                                            1,000.00         1,021.82            0.66             3.31
JNL/Mellon Capital Management Technology Sector Fund
   Class A                                                            1,000.00         1,021.48            0.73             3.66
   Class B                                                            1,000.00         1,022.48            0.53             2.66
JNL/Mellon Capital Management The Dow 10 Fund
   Class A                                                            1,000.00         1,021.85            0.68             3.41
JNL/Mellon Capital Management The S&P 10 Fund
   Class A                                                            1,000.00         1,021.83            0.66             3.31
JNL/Mellon Capital Management Value Line 25 Fund
   Class A                                                            1,000.00         1,020.76            0.84             4.21
JNL/Mellon Capital Management VIP Fund
   Class A                                                            1,000.00         1,021.33            0.75             3.76
   Class B                                                            1,000.00         1,022.38            0.55             2.76


ADDITIONAL DISCLOSURE

Quarterly Portfolio Holdings

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Robert A. Fritts* (56)           Manager        2/99 to        Senior Vice President                65          None
1 Corporate Way                                 present        (9/03 to present) and
Lansing, MI 48951                                              Controller of Jackson
                                 President      12/02 to       National Life Insurance
                                 and Chief      present        Company (9/82 to present);
                                 Executive                     Vice President of Jackson
                                 Officer                       National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michael Bouchard (49)            Manager        4/00 to presentSheriff, Oakland County,             65          None
1 Corporate Way                                                Michigan (1/99 to
Lansing, MI 48951                                              present); Senator - State
                                                               of Michigan (1991 to
                                                               1999); Chairman -
                                                               Financial Services
                                                               Committee (1/95 to 1/99)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Dominic D'Annunzio (67)          Chairman of    2/04 to        Acting Commissioner of               65          None
1 Corporate Way                  the Board      present        Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                 Manager        6/03 to        (8/97 to 5/98)
                                                present
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michelle Engler (47)             Manager        4/00 to        Attorney (1983 to                    65          Director of
1 Corporate Way                                 present        present); First Lady of                          Federal Home
Lansing, MI 48951                                              the State of Michigan                            Loan Mortgage
                                                               (1990 to 2002);                                  Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 to
                                                               2000)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Joseph Frauenheim (71)           Manager        12/03 to       Consultant (Banking)                 65          None
1 Corporate Way                                 present
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Richard D. McLellan (63)         Manager        12/03 to       Member, Dykema Gossett               65          None
1 Corporate Way                                 present        PLLC (Law Firm)
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------






------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
                                                                                              NUMBER OF
                                   CURRENT                                                 PORTFOLIOS IN THE         OTHER
                                  POSITION                            PRINCIPAL              FUND COMPLEX       DIRECTORSHIPS
     MANAGER/OFFICER (AGE)       WITH THE JNL     LENGTH OF           OCCUPATION           OVERSEEN BY THE       HELD BY THE
          & ADDRESS             VARIABLE FUND   TIME SERVED       FOR THE PAST 5 YEARS          MANAGER             MANAGER
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Mark D. Nerud (39)              Vice President 2/99 to         Chief Financial Officer       Not Applicable    Not Applicable
225 West Wacker Drive                          present         (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of
                                Treasurer and                  the Adviser (11/00 to
                                Chief          12/02 to        11/03); Vice President,
                                Financial      present         Treasurer, Chief
                                Officer                        Financial Officer of
                                                               other Investment
                                                               Companies advised by the
                                                               Adviser; Vice President -
                                                               Fund Accounting &
                                                               Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Susan S. Rhee (33)              Vice           2/04 to         Secretary of the Adviser      Not Applicable    Not Applicable
1 Corporate Way                 President,     present         (11/00 to present);
Lansing, MI 48951               Counsel and                    Assistant Vice President
                                Secretary                      of Jackson National Life
                                                               Insurance Company (8/03
                                                               to present); Associate
                                                               General Counsel of
                                                               Jackson National Life
                                                               Insurance Company (7/01
                                                               to present); Senior
                                                               Attorney of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to 7/01);
                                                               Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation
                                                               (9/97 to 10/99)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Steven J. Fredricks (35)        Chief          1/05 to         Attorney of Jackson           Not Applicable      Not Applicable
1 Corporate Way                 Compliance     present         National Life Insurance
Lansing, MI 48951               Officer                        Company (2/02 to
                                                               Present); Contract
                                                               Attorney, Godfrey & Kahn,
                                                               S.C. (2001 - 2002);
                                                               Associate General
                                                               Counsel, Aid Association
                                                               for Lutherans (1997 to
                                                               2001)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

--------
* Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

                      MANAGERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

The Managers and officers that are interested persons of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the six month period ended June 30, 2005.

----------------------------- ----------------------- --------------------- ----------------- --------------------
                                                                                              TOTAL COMPENSATION
                                                           PENSION OR                          FROM JNL VARIABLE
                                    AGGREGATE         RETIREMENT BENEFITS      ESTIMATED         FUND AND FUND
                              COMPENSATION FROM THE    ACCRUED AS PART OF   ANNUAL BENEFITS     COMPLEX PAID TO
          MANAGER               JNL VARIABLE FUND*       FUND EXPENSES      UPON RETIREMENT        MANAGERS
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Michael Bouchard                     $32,500                   $0                  $0               $32,500
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Michelle Engler                      $32,500                   $0                  $0               $32,500
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Dominic D'Annunzio                   $40,000                   $0                  $0                $40,000**
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Joseph Frauenheim                    $40,000                   $0                  $0               $40,000
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Richard D. McLellan                  $37,500                   $0                  $0               $37,500
----------------------------- ----------------------- --------------------- ----------------- --------------------

* The fees paid to the independent Managers are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds and it affiliated investment companies on a pro-rata basis based on net assets.
** Mr. D'Annunzio deferred $20,000.



                             PROXY VOTING GUIDELINES

JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (3) on the SEC's website at WWW.SEC.GOV.

    INVESTMENT ADVISORY AGREEMENT WITH JACKSON NATIONAL ASSET MANAGEMENT, LLC


     At its meeting on May 17, 2005, the Board of Trustees/Managers (the "Board") of the JNL Series Trust, JNL and JNLNY Variable Funds (collectively, the "Funds"), including a majority of the Independent Trustees/Managers, considered and approved the investment advisory agreements (the "Agreements") with Jackson National Asset Management, LLC ("JNAM") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of its services, (2) the investment performance of the Funds, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect these economies of scale for the Funds' investors, and (5) other "fall-out" benefits realized by JNAM (i.e. ancillary benefits derived by JNAM or its affiliates from JNAM's relationship with the Funds).

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by them to the Funds. The Board also examined information on JNAM's key personnel that will be providing investment advisory services to the Funds, including responsibilities for serving as the Funds' administrator and transfer agent, overseeing the Funds' sub-advisers, monitoring adherence to the Funds' investment restrictions and monitoring compliance with various policies and procedures of the Funds. In light of the foregoing, the Board concluded it was reasonable to expect that the Funds would continue to benefit from the services provided by JNAM under their Agreements as a result of their experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISERS AND THE FUNDS

     The Board reviewed information on the performance of the Funds, including comparative performance information. The Board also reviewed the information prepared by Lipper. JNAM provided the following information to the Board:

     The JNL/Mellon Capital Management 25 Fund ranked in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Communications Sector Fund ranked in the top quartile versus its peers for total return for the one-year period and the bottom quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods and underperformed for the five-year period. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Consumer Brands Sector Fund ranked in the second quartile versus its peers for total return for the one-year period and the top quartile for the three- and five-year periods ended December 31, 2004. The Fund slightly underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Financial Sector Fund ranked in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Global 15 Fund ranked in the top quartile versus its peers for total return for the one- and three-year periods and the second quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Healthcare Sector Fund ranked in the third quartile versus its peers for total return for the one- and three-year periods and the top quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Oil & Gas Sector Fund ranked in the top quartile versus its peers for total return for the one-year period and the second quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Small Cap Fund ranked in the second quartile versus its peers for total return for the one-year period and in the top quartile for the three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management The Dow 10 Fund ranked in the bottom quartile versus its peers for total return for the one-year period and in the second quartile for the three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year periods. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its custom benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management The S&P 10 Fund ranked in the top quartile versus its peers for total return for the one-year period and in the bottom quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three and five-year periods. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its custom benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.

     The Board considered the performance of the Funds and concluded that it was in the best interest of the Funds and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER

         The Board reviewed information on JNAM's costs in serving as the Funds investment manager, including the costs associated with the personnel and systems necessary to manage the Funds for 2004. In addition, the Board reviewed information on JNAM's profitability from their relationship with the Funds. The Board examined the advisory fees for the Funds as compared to that of other funds and accounts managed by other advisers, in addition to its Lipper average. The Board concluded that the Funds' advisory fees were reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Funds' advisory fees reflect economies of scale for the benefit of Funds' shareholders. The Board reviewed the Funds' fee arrangements, which include breakpoints that decrease the fee rate as the Funds' assets increase. The Board concluded that the breakpoints in its contracts with the Funds, shared with shareholders the benefits of economies of scale as the Funds' assets grow. JNAM provided the following information:

     The JNL/Mellon Capital Management 25 Fund's current Advisory Fee of 0.29% is below the Lipper average of 0.68%.

     The JNL/Mellon Capital Management Communications Sector Fund's current Advisory Fee of 0.37% is below the Lipper average of 0.83%.

     The JNL/Mellon Capital Management Consumer Brands Fund's current Advisory Fee of 0.37% is below the Lipper average of 0.83%.

     The JNL/Mellon Capital Management Oil & Gas Sector Fund's current Advisory Fee of 0.33% is below the Lipper average of 0.81%.

     The JNL/Mellon Capital Management Financial Sector Fund's current Advisory Fee of 0.37% is below the Lipper average of 0.83%.

     The JNL/Mellon Capital Management Global 15 Fund's current Advisory Fee of 0.29% is below the Lipper average of 0.84%.

     The JNL/Mellon Capital Management JNL 5 Fund's current Advisory Fee of 0.29% is below the Lipper average of 0.64%.

     The JNL/Mellon Capital Management NASDAQ 15 Fund's Advisory Fee of 0.37% is below the Lipper average of 0.73%.

     The JNL/Mellon Capital Management Value Line 25 Fund's current Advisory Fee of 0.32% is below the Lipper average of 0.69%.

     The JNL/Mellon Capital Management VIP Fund's current Advisory Fee of 0.33% is below the Lipper average of 0.69%.

     The JNL/Mellon Capital Management Healthcare Sector Fund's current Advisory Fee of 0.36% is below the Lipper average of 0.83%.

     The JNL/Mellon Capital Management Small Cap Fund's current Advisory Fee of 0.30% is below the Lipper average of 0.82%.

     The JNL/Mellon Capital Management Technology Fund's current Advisory Fee of 0.37% is below the Lipper average of 0.83%.

     The JNL/Mellon Capital Management The Dow 10 Fund's current Advisory Fee of 0.29% is below the Lipper average of 0.66%.

     The JNL/Mellon Capital Management The S&P 10 Fund's current Advisory Fee of 0.29% is below the Lipper average of 0.68%.

     In light of this, the Board believed it would be reasonable to conclude that, under the Agreements, shareholders shared in the benefits to be achieved through economies of scale. However, the Board concluded that the current fee schedule was competitive with comparable funds managed by other advisers.

     OTHER BENEFITS TO THE ADVISER AND ITS AFFILIATES

     In evaluating the benefits that accrue to the Adviser, the Board reviewed the Funds as a whole. Through its relationship with the Funds, JNAM, and its affiliate, Jackson National Life Distributors, Inc. ("JNLD"), recognize that they serve the Funds in various capacities, including as Adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain of these services to the Funds. As administrator, JNAM receives a fee for providing fund accounting and administration services to the Funds. This fee also is used by JNAM to cover most of the Funds' operating expenses. The Board reviews this Administrative Fee annually. JNAM does not receive a fee for its transfer agent services. As distributor, JNLD receives a 0.20% 12b-1 fee from the Funds. During 2004, JNLD also received 12b-1 fees from the Funds as part of a commission recapture program. This fee was discontinued in December 2004 with any ongoing commissions recaptured accruing to the benefit of the Funds. In addition, certain sub-advisers pay part of the costs of various meetings organized and run by JNLD for its variable insurance product wholesalers. The meetings are arranged by JNLD and provide an opportunity for the sub-advisers to educate the wholesalers and, in the case of the due diligence meetings, certain agents. After full consideration of these, and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Funds and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.


Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.


Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.


Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.


Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.


Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.


Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 22, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 1st day of September, 2005.

JNL Variable Fund LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ----------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts              President                  September 1, 2005
---------------------------
Robert A. Fritts


/s/ Mark D. Nerud                 Chief Financial Officer    September 1, 2005
---------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.